The
                                     Gabelli
                                    Westwood
                                      Funds

                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 1999

                           The Gabelli Westwood Funds

                               Semi-Annual Report
                                 March 31, 1999

            **** Equity Fund                      SmallCap Equity Fund

            **** Balanced Fund                    Realty Fund

             *** Intermediate Bond Fund           Mighty Mites(SM) Fund

      Morningstar Rating(TM) of the Equity Fund Retail Class was 4 stars overall and for the three, five and ten-year periods ended 3/31/99. Morningstar Rating(TM) of the Equity Fund Service Class was 4 stars overall and for the five-year period and 3 stars for the three-year period ended 3/31/99. Morningstar Rating(TM) the Balanced Fund Retail Class was 4 stars overall for the five-year period and 3 stars for the three-year period ended 3/31/99. Morningstar Rating(TM) of the Balanced Fund Service Class was 3 stars overall and for the three and five-year periods ended 3/31/99. The Equity and Balanced Funds were rated among 2947, 1810 and 743 domestic equity funds overall and for the three, five and ten-year periods ended 3/31/99, respectively. Morningstar Rating(TM) of the Intermediate Bond Fund was 3 stars overall and for the five-year period and 4 stars for the three-year period ended 3/31/99. The Bond Fund was rated among 1521 and 1048 taxable bond funds overall and for the three and five-year periods ended 3/31/99, respectively.

To Our Shareholders,

      We are pleased to provide the March 31, 1999 semi-annual report for the Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity, Realty Fund and Mighty Mites(SM) Fund.

Market Commentary

      The positive economic environment of the previous six months rewarded investors who remained invested in the stock market. However, the market strength was led by a small group of stocks that are very large in terms of their market capitalization and that would be considered overpriced by most risk-averse investment managers. For example, during the first quarter of 1999, the five top-performing companies in the S&P 500 Index produced an average return of 30%, whereas the remaining 495 companies were virtually unchanged.

      Westwood Management's approach to investing places greatest emphasis on preservation of shareholder capital. Because our overriding mission is to avoid situations in which risk outweighs potential return, our investment process would typically focus on the 495 companies with more reasonable valuations. Our team commits significant time researching each company and assessing the potential risk and return. We want a high degree of confidence that our decisions will yield a portfolio of solid investments that are positioned to grow for the long term. We have remained committed to this approach for over 16 years, producing strong long term results for our shareholders. It is tempting for any investor to want to shift to "what's worked in the market" after a period as challenging as the past twelve months. However, we believe that remaining committed to our time-tested investment process will serve our shareholders well over the long haul. Below we discuss several of the companies we have identified.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Morningstar proprietary ratings reflect historical risk adjusted performance as of March 31, 1999 and are subject to change every month. Morningstar ratings are calculated from the Funds' three, five and ten-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive 4 stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.

Equity Fund

      For the six-months ended March 31, 1999, the (****)-rated Equity Fund Retail Class' total return was 15.4% and the Service Class' total return was 15.3%. The Standard & Poor's ("S&P") 500 Index and the Lipper Capital Appreciation Fund Average had total returns of 27.3% and 28.0%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Retail Class was up 2.9% and the Service Class was up 2.7% over the trailing twelve-month period. The S&P 500 and Lipper Capital Appreciation Fund Average rose 18.5% and 11.8%, respectively, over the same twelve-month period.

      During the past six months as the S&P 500 (market cap-weighted) returned 27.3%, the S&P 500 equally weighted returned 18.5%. Market cap or "cap-weighted" means that larger companies exhibit greater influence on performance than do smaller companies. The comparison of the cap-weighted return versus the equally weighted return further illustrates the narrowness of the market we have witnessed over the previous six months.

      For the ten-year period ended March 31, 1999, the Retail Class' total return averaged 16.0% annually versus average annual total returns of 19.0% and 13.6% for the S&P 500 and Lipper Capital Appreciation Fund Average, respectively. Since their respective inception dates of January 2, 1987 and January 28, 1994 through March 31, 1999, the Retail Class had a cumulative total return of 467.7% and the Service Class had a cumulative total return of 148.0%, which equate to average annual total returns of 15.2% and 19.2%, respectively.

      Some of our recent purchases include Tiffany & Co., which we believe will benefit from Japan's long-awaited recovery; Hewlett-Packard, which should benefit from demands from Internet-related businesses and The Limited, a women's apparel company and majority owner of Intimate Brands, which is continuing to benefit from strength in consumer spending.

      Despite the market's high levels, we continue to see opportunities in the marketplace and, as such, are maintaining a 90% invested level with the balance in cash and an inflation-indexed bond. The best performing stocks over the previous six months included Lucent Technologies, MCI/WorldCom, Ann Taylor, Chancellor Media and CitiGroup. Detractors from performance have been within the energy sector, which has suffered from low oil prices. REITs were also disappointing over the previous six months as the perception of slower growth and the decision by investors to use REITs as a tax loss vehicle exacerbated the downward pressure on this group.

Balanced Fund

      For the six-months ended March 31, 1999, the (****)-rated Balanced Fund Retail Class' total return was 10.0% and the Service Class' total return was 9.9%. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average had total returns of 16.0% and 13.3%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Retail Class was up 4.4% and the Service Class was up 4.2% over the trailing twelve-month period. A blended composite of 60% of the S&P 500 and 40% of the LBG/C and the Lipper Balanced Fund Average rose 13.7% and 6.5%, respectively, over the same twelve-month period.

      For the five-year period ended March 31, 1999, the Retail Class' total return averaged 16.6% annually and the Service Class' total return averaged 16.3% annually versus average annual total returns of 18.8% and 14.8% for the blended composite of 60% of the S&P 500 and 40% of the LBG/C Index and the Lipper Balanced Fund Average, respectively. Since their respective inception dates of October 1, 1991 and April 6, 1993 through March 31, 1999, the Retail Class had a cumulative total return of 180.1% and the Service Class had a cumulative total return of 133.8%, which equate to average annual total returns of 14.7% and 15.2%, respectively.

      The Balanced Fund is designed to give an investor exposure to equities but reduce overall risk through investment in short to intermediate fixed income securities. Strategies for the Equity and Intermediate Bond Funds that are discussed in this letter also apply to their respective components in the Balanced Fund.

Intermediate Bond Fund

      For the six-months ended March 31, 1999, the (***)-rated Intermediate Bond Fund's net asset value declined 1.2%. The Lehman Brothers Government/Corporate Bond ("LBG/C") Index and the Lipper Intermediate Investment Grade Debt Fund Average declined 1.1% and 0.3%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Fund was up 3.9% over the trailing twelve-month period. The LBG/C and the Lipper Intermediate Investment Grade Debt Fund Average rose 6.6% and 5.8%, respectively, over the same twelve-month period.

      For the five-year period ended March 31, 1999, the Fund's total return averaged 6.7% annually versus average annual total returns of 7.7% and 7.1% for the LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average, respectively. Since inception on October 1, 1991 through September 30, 1998, the Fund had a cumulative total return of 64.1%, which equates to an average annual total return of 6.8%.

      The liquidity crisis that had caused downward pressure on the fixed income market last fall was largely reversed during the first quarter. Early expectations for further Federal Reserve interest rate easing, as well as fears of increasing global economic problems, moderated after an unexpectedly strong fourth quarter Gross Domestic Product ("GDP") report and indications that Latin America would likely not be another Russia. Although the fixed income market and the Fund slightly lost value over these periods, the investments in asset-backed securities and corporate bonds significantly outperformed Treasuries during 1999.

SmallCap Equity Fund

      For the six-months ended March 31, 1999, the SmallCap Equity Fund's total return was 23.7%. The Russell 2000 Index and the Lipper Small Cap Fund Average had total returns of 10.0% and 12.9%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Fund declined 6.7% over the trailing twelve-month period. The Russell 2000 and the Lipper Small Cap Fund Average declined 16.3% and 15.5%, respectively, over the same twelve-month period. Since inception on April 15, 1997 through March 31, 1999, the Fund had a cumulative total return of 47.5%, which equate to an average annual total return of 21.9%.

      For the most recent quarter, the Fund declined 3.9% versus declines of 5.4% for the Russell 2000 and 6.0% for the Lipper Small Cap Average. Small cap stocks experienced a brief period of outperformance versus large cap stocks during January. However, investors have remained preoccupied with the largest technology stocks, which has resulted in large caps moving back into a leadership position. We believe that small cap stocks are very attractive. As a pattern of increased relative earnings growth emerges, small cap stocks should be well positioned to outperform. For the previous six months, commitments to the technology, health care and consumer-related sectors contributed to performance. Top performing stocks for the previous six months included New Era of Networks (NEON), Verity Inc., Transwitch Corp., Fundtech Ltd. and Concentric Networks.

Realty Fund

      For the six-months ended March 31, 1999, the Realty Fund's net asset value declined 6.8%. The National Association of REITs ("NAREIT") Index and the Lipper Real Estate Fund Average declined 8.4% and 5.0%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Fund declined 20.5% over the trailing twelve-month period. The NAREIT

Index and the Lipper Real Estate Fund Average declined 27.6% and 20.4%, respectively, over the same twelve-month period.

      Despite continued strong fundamental performance, Real Estate Investment Trusts remained weak over the previous six months. At the property level, performance has been strong as the economy continued to perform well above expectations. Nearly all sectors are seeing continued rent increases. Development activity, although evident, remains restrained. Indeed, REITs have produced higher earnings growth rates than the S&P 500 over the previous twelve months. The declining stock prices along with rising dividends serve to make REIT valuations more attractive. On a relative basis during the previous six months, the strongest performers were Boston Properties, Meristar, Vornado Realty Trust, Amresco Capital and Equity Office Properties.

Mighty Mites(SM) Fund

      For the six-months ended March 31, 1999, the Mighty Mites(SM) Fund's total return was 14.0%. The Russell 2000 Index and the Lipper Micro-Cap Fund Average had total returns of 10.0% and 7.6%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. Since inception on May 11, 1998 through March 31, 1999, the Fund had a total return of 10.6%. The Russell 2000 and the Lipper Micro-Cap Fund Average declined 16.7% and 19.5%, respectively, over the same period.

      Building meaningful positions in micro cap companies at opportunistic prices demands patience and discipline. Consequently, in its first year of operation, the Fund may have a larger than normal cash position. Once it is fully invested, portfolio turnover is expected to be well below the equity fund average, helping to diminish capital gains obligations for shareholders. We believe this "tax efficient" approach to the micro cap stock market will have a favorable impact on long term returns for taxable shareholders.

      After a strong fourth quarter 1998 rally, micro cap stocks once again retreated, as investors refocused their attention on large cap stocks. In general, small companies that met earnings expectations were ignored and those that disappointed on the earnings front were severely punished. We are pleased that during this extremely difficult period for micro cap stocks, the Fund posted a very modest decline during the first quarter of 1999.

      Despite micro cap stocks' strong showing in late 1998, we continued to be cautious. We recognized that despite attractive valuations in our micro cap universe, prudence demanded testing the waters before plunging in. Accordingly, we kept approximately 25% of the portfolio in cash and continued to focus on micro caps trading at very deep discounts to intrinsic value. Caution has been rewarded. Our cash position provided stability to the portfolio and we earned very generous returns from two portfolio holdings that received premium takeover bids--LCS Industries, which was acquired by Onex Corp., and St. Joseph Light & Power, which is in the process of being purchased by UtiliCorp United. A third holding, CMP Media, has hired Lazard Freres to "explore strategic options"--investment shorthand for "Find a buyer for our company".

      Looking ahead, we see great investment opportunity in the micro cap arena. We are now finding "net/nets", micro cap stocks trading below the value of the cash on the balance sheet. Providing this cash doesn't need to be spent to stay alive, "net/nets" generally reward patient investors either from attractive corporate acquirers that like buying businesses for free or financial engineers who know how to repackage businesses and put cash in their pocket. We are finding many other micro cap stocks with solid earnings growth and very low P/Es. When investors eventually tire of paying up for much more modest earnings growth in bigger companies, these little gems should attract more attention.

      There really is not an industry group theme either for the Mighty Mites(SM) Fund's good performers or disappointments. The previously mentioned deal stocks were near the top of our performance charts. Other winners came in the form of a communications company (Corecomm), a biotech (Biosource International), a billboard company (Bowlin Outdoor Advertising and Travel) and a racetrack (Fairgrounds Corp.).

      Our losers were an equally eclectic mix, including a nutraceutical company (Natural Alternatives), a food company (Broughton Foods) and a medical transportation and services firm (Air Methods Corp.). As is generally the case with micro cap performance disappointments, these companies failed "to make their numbers" i.e. quarterly earnings or cash flow was below expectations. One poor quarter rarely changes our investment opinion on what we believe to be very promising small companies.

Capital Market Outlook

      Over the next 12 months, we believe that continued strength in consumer spending and a recovery in the manufacturing sector will allow the U.S. economy to expand at a solid pace. Along with our outlook for continuing economic growth, we are forecasting a modest increase in inflation, which may prompt the Federal Reserve to raise short term interest rates later in the year. On the international front, we feel that Japan's economic recovery, which began in late 1998, will continue in 1999. Economic activity in Europe is expected to remain subdued as a result of weak consumer spending and potential "Y2K" (year 2000) disruptions, but a recession is not anticipated.

      Within the context of our economic outlook, we will be focusing our research efforts on companies that have the most attractive and sustainable fundamentals for long term growth. We feel that these companies will offer our shareholders the best opportunities for long term capital appreciation.

Minimum Initial Investment - $1,000

      The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

In Conclusion

      The Funds' daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

                                        Sincerely,


                                        /s/ Susan M. Byrne

                                        Susan M. Byrne
                                        President and Chief Investment Officer

April 30, 1999

--------------------------------------------------------------------------------
                              Nasdaq Symbols Table
--------------------------------------------------------------------------------

                  Gabelli Westwood Fund          Nasdaq Symbol
                  ---------------------          -------------
                  Equity - Retail                WESWX
                  Balanced - Retail              WEBAX
                  Intermediate Bond              WEIBX
                  SmallCap Equity                WESCX
                  Realty                         WESRX
                  Mighty Mites(SM)               WEMMX
                  Equity - Service               WEECX
                  Balanced - Service             WEBCX

The Gabelli Westwood Equity Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                           Cost          Value
      ------                                           ----          -----
                COMMON STOCKS - 94.6%
                Aerospace - 2.5%
     124,288    Lockheed Martin Corp. ........... $  5,489,135   $  4,684,104
                                                  ------------   ------------
                Agriculture - 2.6%
     106,100    Monsanto Co. ....................    5,166,186      4,873,969
                                                  ------------   ------------
                Automotive - 3.8%
      53,887    DaimlerChrysler AG+ .............    4,193,284      4,624,178
      58,500    Lear Corp.+ .....................    2,235,402      2,497,219
                                                  ------------   ------------
                                                     6,428,686      7,121,397
                                                  ------------   ------------
                Broadcasting - 1.6%
      64,300    Chancellor Media Corp.+ .........    1,929,434      3,030,138
                                                  ------------   ------------
                Communications Equipment - 1.4%
      24,400    Lucent Technologies Inc. ........    1,622,340      2,629,100
                                                  ------------   ------------
                Computer Hardware - 5.5%
      75,000    Hewlett-Packard Co. .............    5,180,037      5,085,938
      29,200    International Business
                   Machines Corp. ...............    3,122,496      5,175,700
                                                  ------------   ------------
                                                     8,302,533     10,261,638
                                                  ------------   ------------
                Computer Software and Services - 6.3%
     163,750    Oracle Corp.+ ...................    4,724,645      4,318,906
      77,077    Sterling Commerce Inc.+ .........    2,313,204      2,370,118
     210,900    Sterling Software Inc.+ .........    4,250,274      5,008,875
                                                  ------------   ------------
                                                    11,288,123     11,697,899
                                                  ------------   ------------
                Diversified Industrial - 2.8%
     127,500    Alcoa Inc. ......................    4,647,779      5,251,406
                                                  ------------   ------------
                Energy and Utilities - 13.5%
     110,200    Apache Corp. ....................    2,497,905      2,872,088
      74,400    Burlington Resources Inc. .......    2,651,889      2,971,350
      74,200    Florida Progress Corp. ..........    2,971,083      2,801,050
     185,900    PennzEnergy Co. .................    4,066,544      1,951,950
     156,200    PG&E Corp. ......................    4,798,903      4,851,962
     176,700    Reliant Energy Inc. .............    4,384,977      4,605,244
      89,400    Texaco Inc. .....................    4,829,866      5,073,449
                                                  ------------   ------------
                                                    26,201,167     25,127,093
                                                  ------------   ------------
                Entertainment - 3.1%
      80,600    Time Warner Inc. ................    2,739,203      5,727,638
                                                  ------------   ------------
                Equipment and Supplies - 0.9%
      45,100    Deere & Co. .....................    1,835,641      1,741,988
                                                  ------------   ------------
                Financial Services - 6.4%
     113,930    ABN Amro Holding NV, ADR ........    2,274,727      2,356,927
      74,150    CitiGroup Inc. ..................    3,169,586      4,736,331
      85,300    PNC Bank Corp. ..................    4,281,991      4,739,481
                                                  ------------   ------------
                                                     9,726,304     11,832,739
                                                  ------------   ------------
                Financial Services: Insurance - 5.4%
      59,900    CIGNA Corp. .....................    3,483,921      5,020,369
     162,900    Conseco Inc. ....................    5,990,055      5,029,537
                                                  ------------   ------------
                                                     9,473,976     10,049,906
                                                  ------------   ------------
                Food and Beverage - 3.7%
      62,800    Anheuser Busch Companies Inc. ...    2,725,025      4,784,575
     132,400    International Home Foods Inc.+ ..    3,082,764      2,126,675
                                                  ------------   ------------
                                                     5,807,789      6,911,250
                                                  ------------   ------------
                Health Care - 7.0%
      51,000    Genzyme Corp. (General
                   Division)+ ...................    1,331,014      2,572,313
      82,400    Pharmacia & Upjohn Inc. .........    4,414,897      5,139,700
      73,500    SmithKline Beecham plc, ADR .....    3,766,720      5,255,250
                                                  ------------   ------------
                                                     9,512,631     12,967,263
                                                  ------------   ------------
                Hotels - 2.5%
     136,300    Marriott International Inc.,
                   Cl. A ........................    3,916,903      4,583,088
                                                  ------------   ------------
                Real Estate Investment Trusts - 3.6%
      62,700    Kimco Realty Corp. ..............    2,425,925      2,312,063
      81,400    Starwood Hotels & Resorts
                   Worldwide Inc. ...............    3,401,918      2,324,987
      58,200    Vornado Realty Trust ............    2,344,310      2,007,900
                                                  ------------   ------------
                                                     8,172,153      6,644,950
                                                  ------------   ------------
                Retail - 12.8%
      68,500    AnnTaylor Stores Corp.+ .........    1,422,691      3,026,844
      98,600    CVS Corp. .......................    3,243,979      4,683,500
     136,800    Limited Inc. ....................    5,113,376      5,420,700
      89,700    Safeway Inc.+ ...................    3,842,087      4,602,731
      80,500    Tiffany & Co. ...................    4,576,017      6,017,374
                                                  ------------   ------------
                                                    18,198,150     23,751,149
                                                  ------------   ------------
                Telecommunications - 7.9%
      78,500    GTE Corp. .......................    3,664,607      4,749,250
      59,100    MCI WorldCom Inc.+ ..............    2,287,025      5,234,043
      99,000    SBC Communications Inc. .........    3,221,080      4,665,375
                                                  ------------   ------------
                                                     9,172,712     14,648,668
                                                  ------------   ------------
                Transportation - 1.3%
      63,100    CNF Transportation Inc. .........    2,406,909      2,385,969
                                                  ------------   ------------
                TOTAL COMMON STOCKS .............  152,037,754    175,921,352
                                                  ------------   ------------

   Principal
     Amount
     ------
                U.S. GOVERNMENT OBLIGATIONS - 2.7%
                U.S. Treasury Bills - 1.9%
  $3,600,000    U.S. Treasury Bills,
                   4.51%, due 04/15/99 ++ .......    3,594,232      3,593,254
                                                  ------------   ------------
                U.S. Treasury Notes - 0.8%
   1,472,838    TIPS, 3.625%, due 04/15/28 ......    1,464,314      1,409,321
                                                  ------------   ------------
                TOTAL U.S. GOVERNMENT
                   OBLIGATIONS ..................    5,058,546      5,002,575
                                                  ------------   ------------

                TOTAL INVESTMENTS - 97.3% ....... $157,096,300    180,923,927
                                                  ============
                Other Assets and
                   Liabilities (Net) - 2.7% .....                   5,027,217
                                                                 ------------
                NET ASSETS - 100.0%
                   (18,446,484 shares
                   outstanding) .................                $185,951,144
                                                                 ============
----------
                For Federal tax purposes:
                Aggregate cost ..................                $157,096,300
                                                                 ============
                Gross unrealized appreciation ...                $ 31,323,712
                Gross unrealized depreciation ...                  (7,496,085)
                                                                 ------------
                Net unrealized appreciation .....                $ 23,827,627
                                                                 ============

+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depositary Receipt.
TIPS- Treasury Inflation Protection Security.

                See accompanying notes to financial statements.

The Gabelli Westwood Balanced Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                           Cost          Value
      ------                                           ----          -----
                COMMON STOCKS - 60.5%
                Aerospace - 1.6%
      71,254    Lockheed Martin Corp. ........... $  3,073,928   $  2,685,385
                                                  ------------   ------------
                Agriculture - 1.7%
      60,700    Monsanto Co. ....................    2,955,869      2,788,406
                                                  ------------   ------------
                Automotive - 2.4%
      31,131    DaimlerChrysler AG+ .............    2,301,197      2,671,429
      33,500    Lear Corp.+ .....................    1,298,297      1,430,031
                                                  ------------   ------------
                                                     3,599,494      4,101,460
                                                  ------------   ------------
                Broadcasting - 1.0%
      36,800    Chancellor Media Corp.+ .........    1,244,332      1,734,200
                                                  ------------   ------------
                Communications Equipment - 0.8%
      12,000    Lucent Technologies Inc. ........      762,101      1,293,000
                                                  ------------   ------------
                Computer Hardware - 3.5%
      41,900    Hewlett-Packard Co. .............    2,897,007      2,841,344
      17,100    International Business
                   Machines Corp. ...............    1,905,384      3,030,975
                                                  ------------   ------------
                                                     4,802,391      5,872,319
                                                  ------------   ------------
                Computer Software and Services - 3.9%
      92,700    Oracle Corp.+ ...................    2,760,443      2,444,963
      42,718    Sterling Commerce Inc.+ .........    1,311,243      1,313,579
     117,500    Sterling Software Inc.+ .........    2,569,610      2,790,624
                                                  ------------   ------------
                                                     6,641,296      6,549,166
                                                  ------------   ------------
                Diversified Industrial - 1.8%
      72,200    Alcoa Inc. ......................    2,589,278      2,973,738
                                                  ------------   ------------
                Energy and Utilities - 9.1%
      67,900    Apache Corp. ....................    1,549,110      1,769,644
      42,400    Burlington Resources Inc. .......    1,529,680      1,693,350
      66,900    Florida Progress Corp. ..........    2,592,016      2,525,475
      99,400    PennzEnergy Co. .................    2,184,324      1,043,700
      89,500    PG&E Corp. ......................    2,761,580      2,780,094
     100,800    Reliant Energy Inc. .............    2,472,168      2,627,100
      52,000    Texaco Inc. .....................    2,831,719      2,950,999
                                                  ------------   ------------
                                                    15,920,597     15,390,362
                                                  ------------   ------------
                Entertainment - 2.1%
      49,000    Time Warner Inc. ................    1,832,426      3,482,063
                                                  ------------   ------------
                Equipment and Supplies - 0.8%
      35,500    Deere & Co. .....................    1,359,254      1,371,188
                                                  ------------   ------------
                Financial Services - 4.0%
      64,733    ABN Amro Holding NV, ADR ........    1,307,769      1,339,164
      42,050    CitiGroup Inc. ..................    1,820,127      2,685,944
      49,600    PNC Bank Corp. ..................    2,490,858      2,755,900
                                                  ------------   ------------
                                                     5,618,754      6,781,008
                                                  ------------   ------------
                Financial Services: Insurance - 3.4%
      33,800    CIGNA Corp. .....................    1,830,083      2,832,863
      93,000    Conseco Inc. ....................    3,413,370      2,871,375
                                                  ------------   ------------
                                                     5,243,453      5,704,238
                                                  ------------   ------------
                Food and Beverage - 2.3%
      35,100    Anheuser Busch Companies Inc. ...    1,546,615      2,674,181
      75,900    International Home Foods Inc.+ ..    1,781,734      1,219,144
                                                  ------------   ------------
                                                     3,328,349      3,893,325
                                                  ------------   ------------
                Health Care - 4.3%
      26,800    Genzyme Corp. (General
                   Division)+ ...................      719,296      1,351,725
      47,200    Pharmacia & Upjohn Inc. .........    2,539,349      2,944,100
      41,300    SmithKline Beecham plc, ADR .....    2,305,842      2,952,949
                                                  ------------   ------------
                                                     5,564,487      7,248,774
                                                  ------------   ------------
                Hotels - 1.6%
      78,100    Marriott International Inc.,
                   Cl. A ........................    2,308,685       2,626,113
                                                  ------------   ------------
                Real Estate Investment Trusts - 2.2%
      36,900    Kimco Realty Corp. ..............    1,444,917      1,360,688
      46,500    Starwood Hotels & Resorts
                   Worldwide Inc. ...............    1,936,517      1,328,156
      27,900    Vornado Realty Trust ............    1,026,024        962,550
                                                  ------------   ------------
                                                     4,407,458      3,651,394
                                                  ------------   ------------
                Retail - 8.1%
      39,000    AnnTaylor Stores Corp.+ .........      899,933      1,723,313
      55,900    CVS Corp. .......................    2,088,727      2,655,250
      77,900    Limited Inc. ....................    2,913,514      3,086,787
      51,500    Safeway Inc.+ ...................    2,128,993      2,642,594
      47,000    Tiffany & Co. ...................    2,671,668      3,513,249
                                                  ------------   ------------
                                                    10,702,835     13,621,193
                                                  ------------   ------------
                Telecommunications - 5.1%
      44,900    GTE Corp. .......................    2,239,442      2,716,450
      36,000    MCI WorldCom Inc.+ ..............    1,338,852      3,188,249
      56,000    SBC Communications Inc. .........    1,887,963      2,639,000
                                                  ------------   ------------
                                                     5,466,257      8,543,699
                                                  ------------   ------------
                Transportation - 0.8%
      36,300    CNF Transportation Inc. .........    1,384,661      1,372,594
                                                  ------------   ------------
                TOTAL COMMON STOCKS .............   88,805,905    101,683,625
                                                  ------------   ------------
   Principal
     Amount
     ------
                ASSET BACKED SECURITIES - 3.7%
  $  700,000    Contimortgage Home Equity
                   Loan Trust 97-3 Cl. A7,
                   7.28%, 05/15/24 ..............      699,623        720,342
      41,952    EQCC Home Equity 96-1 Cl. A2,
                   5.82%, 09/15/09 ..............       40,988         42,089
       9,191    EQCC Home Equity Loan
                   Trust 93-3 Cl. A,
                   5.15%, 09/15/08 ..............        9,183          9,041
   1,500,000    Ford Motor Credit Auto Loan
                   Master Trust 95-1 Cl. A,
                   6.50%, 08/15/02 ..............    1,511,417      1,522,792
     334,434    GMAC Grantor Trust 97-A Cl. A,
                   6.50%, 04/15/02 ..............      335,445        336,963
     428,887    GNMA POOL 344946,
                   7.00%, 06/15/23 ..............      436,470        437,096
      43,519    Green Tree Financial Corp.
                   96-3 Cl. A2,
                   6.45%, 05/15/27 ..............       43,519         43,593
      12,621    Green Tree Home Improvement
                   Loan Trust 96-F Cl. HIA2,
                   6.40%, 11/15/27 ..............       12,629         12,636
   1,000,000    GS Mortgage Securities Corp.
                   98-GLII Cl. A2,
                   6.56%, 04/13/31 ..............    1,009,922      1,006,290

                See accompanying notes to financial statements.

The Gabelli Westwood Balanced Fund
Portfolio of Investments (Continued) -- March 31, 1999 (Unaudited)
================================================================================

   Principal
     Amount                                            Cost          Value
     ------                                            ----          -----
                ASSET BACKED SECURITIES (Continued)
  $1,000,000    GS Mortgage Securities Corp. II
                   97-GL Cl. A2D,
                   6.94%, 07/13/30 .............. $  1,013,112   $  1,035,630
   1,000,000    Premier AutoTrust 1998-1A4,
                   5.70%, 10/06/02 ..............      999,920      1,003,855
                                                  ------------   ------------
                TOTAL ASSET BACKED SECURITIES ...    6,112,228      6,170,327
                                                  ------------   ------------
                CORPORATE BONDS - 8.6%
                Automotive Finance - 0.2%
     330,000    GMAC,
                   8.00%, 10/01/99 ..............      331,731        334,388
                                                  ------------   ------------
                Business Services - 1.4%
   1,545,000    USA Waste Services,
                   7.00%, 10/01/04 ..............    1,558,611      1,603,139
     750,000    WMX Technologies Inc.,
                   8.25%, 11/15/99 ..............      759,159        761,615
                                                  ------------   ------------
                                                     2,317,770      2,364,754
                                                  ------------   ------------
                Diversified Industrial - 0.8%
   1,355,000    Tyco International Group,
                   6.38%, 06/15/05 ..............    1,349,979      1,356,141
                                                  ------------   ------------
                Financial Services - 1.7%
     250,000    Amresco Inc.,
                   9.88%, 03/15/05 ..............      250,000        187,500
   1,800,000    Green Tree Financial Corp.,
                   6.42%, 05/15/29 ..............    1,801,963      1,827,207
     850,000    GS Escrow Corp.,
                   7.13%, 08/01/05 (a) ..........      841,787        856,742
                                                  ------------   ------------
                                                     2,893,750      2,871,449
                                                  ------------   ------------
                Financial Services: Insurance - 0.4%
     640,000    CIGNA Corp.,
                   8.25%, 01/01/07 ..............      670,697        691,418
                                                  ------------   ------------
                Real Estate Investment Trusts - 1.3%
     450,000    Kimco Realty,
                   7.46%, 05/29/07 ..............      450,000        464,972
   1,710,000    Security Capital Group Inc.,
                   7.20%, 03/01/13 ..............    1,645,143      1,658,152
                                                  ------------   ------------
                                                     2,095,143      2,123,124
                                                  ------------   ------------
                Retail - 2.1%
   1,625,000    Neiman Marcus Group Inc.,
                   6.65%, 06/01/08 ..............    1,623,109      1,609,509
   1,720,000    Staples Inc.,
                   7.13%, 08/15/07 ..............    1,745,623      1,770,454
                                                  ------------   ------------
                                                     3,368,732      3,379,963
                                                  ------------   ------------
                Transportation - 0.7%
   1,205,000    Norfolk Southern,
                   6.95%, 05/01/02 ..............    1,232,383      1,242,790
                                                  ------------   ------------
                TOTAL CORPORATE BONDS ...........   14,260,185     14,364,027
                                                  ------------   ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%
                Federal Home Loan Bank - 0.4%
     600,000    Federal Home Loan Bank,
                   5.13%, 09/15/03 ..............      609,270        590,462
                                                  ------------   ------------
                Federal National Mortgage Association - 1.4%
   1,285,000    FNMA,
                   6.00%, 05/15/08 ..............    1,298,016      1,301,908
   1,067,993    FNMA POOL #344830,
                   6.00%, 05/01/11 ..............    1,055,987      1,060,692
                                                  ------------   ------------
                                                     2,354,003      2,362,600
                                                  ------------   ------------
                TOTAL U.S. GOVERNMENT
                   AGENCY OBLIGATIONS ...........    2,963,273      2,953,062
                                                  ------------   ------------
                U.S. GOVERNMENT OBLIGATIONS - 20.7%
                U.S. Treasury Notes - 20.7%
   1,574,413    TIPS,
                   3.63%, due 04/15/28 ..........    1,556,184      1,506,516
                U.S. Treasury Notes,
   4,060,000       5.88%, due 02/15/00 ..........    4,079,883      4,094,258
   4,010,000       6.38%, due 05/15/00 ..........    4,037,055      4,071,405
   1,130,000       7.75%, due 02/15/01 ..........    1,170,391      1,184,735
   1,575,000       6.63%, due 06/30/01 ..........    1,610,984      1,626,680
   6,280,000       6.25%, due 01/31/02 ..........    6,435,769      6,464,476
   5,630,000       6.25%, due 06/30/02 ..........    5,815,291      5,809,456
   5,080,000       7.00%, due 07/15/06 ..........    5,667,003      5,557,840
   3,360,000       6.25%, due 02/15/07 ..........    3,633,367      3,536,400
     915,000       6.63%, due 05/15/07 ..........      995,887        986,484
                                                  ------------   ------------
                TOTAL U.S. GOVERNMENT
                   OBLIGATIONS ..................   35,001,814     34,838,250
                                                  ------------   ------------
                TOTAL INVESTMENTS - 95.3% ....... $147,143,405    160,009,291
                                                  ============
                Other Assets and Liabilities
                   (Net) - 4.7% .................                   7,854,494
                                                                 ------------
                NET ASSETS - 100.0%
                   (14,186,938 shares
                   outstanding) .................                $167,863,785
                                                                 ============

----------
                For Federal tax purposes:
                Aggregate cost ..................                $147,143,405
                                                                 ============
                Gross unrealized appreciation ...                $ 17,242,635
                Gross unrealized depreciation ...                  (4,376,749)
                                                                 ------------
                Net unrealized appreciation .....                $ 12,865,886
                                                                 ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the market value of Rule 144A securities amounted to $856,742 or 0.5% of net assets.
+     Non-income producing security.
ADR - American Depositary Receipt.
TIPS- Treasury Inflation Protection Security.

                See accompanying notes to financial statements.

The Gabelli Westwood Intermediate Bond Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

   Principal
     Amount                                            Cost          Value
     ------                                            ----          -----
                ASSET BACKED SECURITIES - 11.5%
   $ 275,000    Contimortgage Home Equity
                   Loan Trust 97-3 Cl. A7,
                   7.28%, 05/15/24 .............. $    274,852   $    282,991
      27,572    EQCC Home Equity Loan
                   Trust 93-3 Cl. A,
                   5.15%, 09/15/08 ..............       27,550         27,123
     100,000    Ford Motor Credit Auto Loan
                   Master Trust 95-1 Cl. A,
                   6.50%, 08/15/02 ..............       99,879        101,520
      57,168    GMAC Grantor Trust 97-A Cl. A,
                   6.50%, 04/15/02 ..............       57,327         57,601
      14,506    Green Tree Financial Corp.
                   96-3 Cl. A2,
                   6.45%, 05/15/27 ..............       14,506         14,531
       1,424    Green Tree Home Improvement
                   Loan Trust 96-F Cl. HIA2,
                   6.40%, 11/15/27 ..............        1,425          1,426
     325,000    GS Mortgage Securities Corp. II
                   97-GL Cl. A2D,
                   6.94%, 07/13/30 ..............      333,528        336,579
                                                  ------------   ------------
                TOTAL ASSET BACKED SECURITIES ...      809,067        821,771
                                                  ------------   ------------
                CORPORATE BONDS - 33.1%
                Business Services - 5.8%
     150,000    USA Waste Services,
                   7.00%, 10/01/04 ..............      149,750        155,645
     250,000    WMX Technologies Inc.,
                   8.25%, 11/15/99 ..............      253,053        253,871
                                                  ------------   ------------
                                                       402,803        409,516
                                                  ------------   ------------
                Diversified Industrial - 2.8%
     200,000    Tyco International Group,
                   6.38%, 06/15/05 ..............      207,004        200,168
                                                  ------------   ------------
                Energy and Utilities - 1.8%
      50,000    Forman Petroleum Corp.,
                   13.50%, 06/01/04 (a)+ ........       50,593         25,000
     100,000    Niagara Mohawk Power Corp.,
                   7.38%, 07/01/03 ..............      102,047        102,472
                                                  ------------   ------------
                                                       152,640        127,472
                                                  ------------   ------------
                Financial Services - 5.6%
     150,000    GS Escrow Corp.,
                   7.13%, 08/01/05 (b) ..........      149,476        151,190
     200,000    International Bank for
                   Reconstruction & Development,
                   8.63%, 10/15/16 ..............      260,764        251,388
                                                  ------------   ------------
                                                       410,240        402,578
                                                  ------------   ------------
                Financial Services: Insurance - 4.1%
     100,000    CIGNA Corp.,
                   8.25%, 01/01/07 ..............      104,796        108,034
     200,000    Conseco Finance Trust III Inc.,
                   8.80%, 04/01/27 ..............      203,403        187,800
                                                  ------------   ------------
                                                       308,199        295,834
                                                  ------------   ------------
                Real Estate Investment Trusts - 3.4%
     100,000    Kimco Realty Corp.,
                   6.96%, 07/16/07 ..............       96,494        100,255
     150,000    Security Capital Group Inc.,
                   7.20%, 03/01/13 ..............      144,190        145,452
                                                  ------------   ------------
                                                       240,684        245,707
                                                  ------------   ------------
                Retail - 8.9%
     160,000    Neiman Marcus Group Inc.,
                   6.65%, 06/01/08 ..............      159,814        158,475
     250,000    Staples Inc.,
                   7.13%, 08/15/07 ..............      249,530        257,334
     200,000    Wal-Mart Stores Inc.,
                   7.50%, 05/15/04 ..............      220,369        215,112
                                                  ------------   ------------
                                                       629,713        630,921
                                                  ------------   ------------
                Specialty Chemicals - 0.7%
      50,000    du Pont de Nemours
                   (E.I.) and Co.,
                   9.15%, 04/15/00 ..............       51,116         51,893
                                                  ------------   ------------
                TOTAL CORPORATE BONDS ...........    2,402,399      2,364,089
                                                  ------------   ------------
                U.S. GOVERNMENT AGENCY
                    OBLIGATIONS - 2.2%
     155,935    FNMA, POOL #344800,
                   6.00%, 05/01/11 ..............      154,182        154,869
                                                  ------------   ------------
                U.S. GOVERNMENT OBLIGATIONS - 49.8%
                U.S. Treasury Bonds - 15.0%
   1,030,000    U.S. Treasury Bonds,
                   6.13%, due 11/15/27 ..........    1,072,128      1,067,660
                                                  ------------   ------------
                U.S. Treasury Notes - 34.8%
                U.S. Treasury Notes,
     100,000       7.00%, due 04/15/99 ..........      100,049        100,125
     310,000       6.25%, due 05/31/99 ..........      310,781        310,775
     175,000       7.75%, due 11/30/99 ..........      176,498        178,391
     525,000       5.75%, due 11/15/00 ..........      532,925        530,906
     680,000       6.25%, due 06/30/02 ..........      701,814        701,675
     265,000       6.25%, due 02/15/03 ..........      274,584        274,689
     100,000       5.50%, due 05/31/03 ..........      103,307        101,094
     180,000       7.00%, due 07/15/06 ..........      199,950        196,931
     100,000       5.50%, due 08/15/28 ..........      100,917         95,656
                                                  ------------   ------------
                                                     2,500,825      2,490,242
                                                  ------------   ------------
                TOTAL U.S. GOVERNMENT
                   OBLIGATIONS ..................    3,572,953      3,557,902
                                                  ------------   ------------
      Shares
      ------
                WARRANTS - 0.0%
                Energy and Utilities - 0.0%
          50    Forman Petroleum Corp.,
                   06/01/04+ ....................            1              1
                                                  ------------   ------------
                TOTAL INVESTMENTS - 96.6% ....... $  6,938,602      6,898,632
                                                  ============
                Other Assets and
                   Liabilities (Net) - 3.4% .....                     239,869
                                                                 ------------
                NET ASSETS - 100.0%
                    (688,226 shares
                    outstanding) ................                $  7,138,501
                                                                 ============

----------
                For Federal tax purposes:
                Aggregate cost ..................                $  6,938,602
                                                                 ============
                Gross unrealized appreciation ...                $     41,583
                Gross unrealized depreciation ...                     (81,553)
                                                                 ------------
                Net unrealized depreciation .....                $    (39,970)
                                                                 ============

(a)   Security fair valued as determined by the Board of Trustees.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the market value of Rule 144A securities amounted to $151,190 or 2.1% of net assets.
+     Non-income producing security.

                See accompanying notes to financial statements.

The Gabelli Westwood SmallCap Equity Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                           Cost          Value
      ------                                           ----          -----
                COMMON STOCKS - 96.4%
                Automotive: Parts and Accessories - 2.1%
      11,500    Dura Automotive Systems Inc.+ ... $    336,523   $    324,875
                                                  ------------   ------------
                Broadcasting - 0.7%
       9,200    Cumulus Media Inc.+ .............      104,988        108,100
                                                  ------------   ------------
                Business Services - 7.2%
      26,100    International Telecommunication
                   Data Systems Inc.+ ...........      412,832        322,988
       7,700    NCO Group Inc.+ .................      292,572        284,900
       7,300    Profit Recovery Group
                   International Inc.+ ..........      229,077        288,350
      10,200    Whittman-Hart Inc.+ .............      197,105        219,300
                                                  ------------   ------------
                                                     1,131,586      1,115,538
                                                  ------------   ------------
                Communications Equipment - 5.4%
       7,600    Antec Corp.+ ....................      133,980        163,400
       4,300    Aware Inc.+ .....................      158,181        202,100
       7,150    Dycom Industries Inc.+ ..........      180,598        311,025
       1,700    RF Micro Devices Inc.+ ..........       75,756        162,669
                                                  ------------   ------------
                                                       548,515        839,194
                                                  ------------   ------------
                Computer Software and Services - 15.9%
       6,500    AXENT Technologies Inc.+ ........      214,537        156,406
       3,500    Concentric Network Corp.+ .......      119,150        261,624
       4,700    Digital River Inc.+ .............      142,388        188,000
       5,700    Fundtech Ltd.+ ..................       78,104        171,713
       4,000    Henry (Jack) & Associates .......      158,234        147,000
       8,400    Kronos Inc.+ ....................      180,938        205,800
      17,900    Mentor Graphics Corp.+ ..........      244,743        241,650
       4,200    Micromuse Inc.+ .................      111,518        193,200
       2,600    New Era of Networks Inc.+ .......       49,823        176,150
       3,500    Pegasus Systems Inc.+ ...........      124,250        139,563
      22,900    Saville Systems plc, ADR+ .......      384,688        280,524
       4,200    Verity Inc.+ ....................       71,831        140,700
      18,000    VideoServer Inc.+ ...............      247,912        139,500
                                                  ------------   ------------
                                                     2,128,116      2,441,830
                                                  ------------   ------------
                Consumer Products - 1.8%
       4,200    Chattem Inc.+ ...................      161,028        131,250
       6,000    Movado Group Inc. ...............      123,498        150,000
                                                  ------------   ------------
                                                       284,526        281,250
                                                  ------------   ------------
                Diversified Industrial - 1.4%
       9,900    AK Steel Holding Corp. ..........      198,556        223,369
                                                  ------------   ------------
                Electronics - 9.0%
       5,300    Applied Micro Circuits Corp.+ ...      111,106        226,575
       9,200    Galileo Technology Ltd.+ ........      207,691        269,100
       9,400    Lam Research Corp.+ .............      195,295        272,599
       6,500    Semtech Corp.+ ..................      201,558        207,188
       5,700    TranSwitch Corp.+ ...............      106,341        257,925
       3,900    Veeco Instruments Inc.+ .........      189,825        144,056
                                                  ------------   ------------
                                                     1,011,816      1,377,443
                                                  ------------   ------------
                Energy and Utilities - 5.9%
      19,300    AGL Resources Inc. ..............      407,353        338,956
       6,800    Devon Energy Corp. ..............      187,546        187,425
      19,900    Gulf Indonesia Resources Ltd.+ ..      181,748        166,663
      21,000    PennzEnergy Co. .................      298,753        220,500
                                                  ------------   ------------
                                                     1,075,400        913,544
                                                  ------------   ------------
                Entertainment - 3.3%
      21,900    Cinar Films Inc.+ ...............      428,063        503,700
                                                  ------------   ------------
                Financial Services - 4.7%
      15,385    Downey Financial Corp. ..........      414,100        281,738
       1,900    TeleBanc Financial Corp.+ .......       69,922        151,525
      13,500    UST Corp. .......................      325,806        294,890
                                                  ------------   ------------
                                                       809,828        728,153
                                                  ------------   ------------
                Financial Services: Insurance - 1.3%
      13,100    ESG Re Ltd. .....................      290,645        207,963
                                                  ------------   ------------
                Food and Beverage - 4.6%
      13,000    CEC Entertainment Inc.+ .........      310,974        466,375
       9,400    Foodmaker Inc.+ .................      223,759        239,700
                                                  ------------   ------------
                                                       534,733        706,075
                                                  ------------   ------------
                Health Care - 7.5%
       3,100    Alkermes Inc.+ ..................       83,625         84,475
       2,900    Biomatrix Inc.+ .................      139,414        226,200
       2,500    D & K Healthcare Resources
                   Inc.+ ........................       60,271         61,875
       5,600    IDEC Pharmaceuticals Corp.+ .....      174,861        287,700
       5,900    King Pharmaceuticals Inc.+ ......       93,538        163,725
       6,700    MedQuist Inc.+ ..................      197,069        201,000
      10,200    SangStat Medical Corp.+ .........      231,203        126,225
                                                  ------------   ------------
                                                       979,981      1,151,200
                                                  ------------   ------------
                Manufacturing - 2.6%
      10,500    Kulicke & Soffa Industries
                   Inc.+ ........................      308,080        265,125
       5,600    Mettler-Toledo International
                   Inc.+ ........................      114,423        138,600
                                                  ------------   ------------
                                                       422,503        403,725
                                                  ------------   ------------
                Medical Equipment and Supplies - 7.4%
       5,300    Closure Medical Corp.+ ..........      123,067        201,400
      10,000    Cytyc Corp.+ ....................      146,016        138,750
       5,100    MiniMed Inc.+ ...................      325,672        518,287
       7,350    Xomed Surgical Products Inc.+ ...      202,360        288,488
                                                  ------------   ------------
                                                       797,115      1,146,925
                                                  ------------   ------------
                Real Estate Investment Trusts - 2.7%
       9,800    Bedford Property Investors Inc...      171,879        143,325
       6,900    U.S. Restaurant Properties Inc...      175,935        133,256
       5,000    Urban Shopping Centers Inc. .....      161,884        143,438
                                                  ------------   ------------
                                                       509,698        420,019
                                                  ------------   ------------
                Retail - 8.2%
      12,700    Ames Department Stores Inc.+ ....      296,647        471,488
      10,500    AnnTaylor Stores Corp.+ .........      251,676        463,969
       7,500    Chico's FAS Inc.+ ...............      178,588        161,250
       5,750    Cost Plus Inc.+ .................      112,831        168,906
                                                  ------------   ------------
                                                       839,742      1,265,613
                                                  ------------   ------------
                Transportation - 4.7%
       8,700    Alaska Airgroup Inc.+ ...........      347,645        413,250
      12,200    MotivePower Industries Inc.+ ....      330,662        306,525
                                                  ------------   ------------
                                                       678,307        719,775
                                                  ------------   ------------
                TOTAL COMMON STOCKS .............   13,110,641     14,878,291
                                                  ------------   ------------
                TOTAL INVESTMENTS - 96.4% ....... $ 13,110,641     14,878,291
                                                  ============
                Other Assets and
                   Liabilities (Net) - 3.6% .....                     554,323
                                                                 ------------
                NET ASSETS - 100.0%
                  (1,116,268 shares
                  outstanding) ..................                $ 15,432,614
                                                                 ============

----------
                For Federal tax purposes:
                Aggregate cost ..................                $ 13,110,641
                                                                 ============
                Gross unrealized appreciation ...                $  2,931,565
                Gross unrealized depreciation ...                  (1,163,915)
                                                                 ------------
                Net unrealized appreciation .....                $  1,767,650
                                                                 ============

+     Non-income producing security.
ADR - American Depositary Receipt.

                See accompanying notes to financial statements.

The Gabelli Westwood Realty Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                           Cost          Value
      ------                                           ----          -----
                COMMON STOCKS - 98.2%
                Real Estate Investment Trusts - 98.2%
                Apartments - 16.2%
       1,300    Apartment Investment &
                   Management Co., Cl. A ........ $     47,635   $     47,125
       2,600    Archstone Communities Trust .....       58,163         52,325
       1,600    Avalon Bay Communities Inc. .....       60,558         50,600
       1,000    BRE Properties Inc., Cl. A ......       25,994         22,625
         700    Camden Property Trust ...........       18,302         17,325
       1,600    Equity Residential Properties
                   Trust ........................       80,857         65,999
         300    Essex Property Trust Inc. .......        9,163          7,838
         400    Post Properties Inc. ............       14,964         14,400
         500    Walden Residential Properties
                   Inc. .........................        9,238          8,813
                                                  ------------   ------------
                                                       324,874        287,050
                                                  ------------   ------------
                Diversified Property - 17.4%
       1,500    Bedford Property Investors
                   Inc. .........................       28,310         21,938
       2,500    Catellus Development Corp.+ .....       42,954         33,438
       1,100    Colonial Properties Trust .......       32,453         28,050
       2,200    Crescent Real Estate Equities
                   Co. ..........................       75,673         47,300
       2,100    Duke Realty Investments Inc. ....       49,733         45,150
       1,500    Liberty Property Trust ..........       35,770         31,125
       1,900    Meditrust Corp. .................       25,433         23,631
       1,200    Rouse Co. .......................       38,295         26,625
       1,500    Vornado Realty Trust ............       64,209         51,749
                                                  ------------   ------------
                                                       392,830        309,006
                                                  ------------   ------------
                Financial Services - 4.2%
       2,100    Amresco Capital Trust ...........       27,288         20,475
       1,700    Franchise Finance Corp. .........       38,711         35,806
         700    TriNet Corporate Realty Trust
                   Inc. .........................       25,697         17,763
                                                  ------------   ------------
                                                        91,696         74,044
                                                  ------------   ------------
                Health Care - 3.6%
       1,500    Health Care REIT Inc. ...........       39,313         32,250
         900    Healthcare Realty Trust Inc. ....       20,342         17,100
       1,200    LTC Properties Inc. .............       22,461         14,700
                                                  ------------   ------------
                                                        82,116         64,050
                                                  ------------   ------------
                Hotels - 6.9%
       1,000    FelCor Lodging Trust Inc. .......       37,429         23,188
       3,300    Host Marriott Corp. .............       38,578         36,712
       1,000    Innkeepers USA Trust ............       13,484          9,313
       2,025    MeriStar Hospitality Corp. ......       58,568         36,829
         600    Starwood Hotels & Resorts
                  Worldwide Inc. ................       26,125         17,138
                                                  ------------   ------------
                                                       174,184        123,180
                                                  ------------   ------------
                Industrial Property - 5.3%
       1,500    First Industrial Realty Trust
                   Inc. .........................       48,212         35,906
       1,900    ProLogis Trust ..................       45,552         38,950
         700    Weeks Corp. .....................       21,640         19,994
                                                  ------------   ------------
                                                       115,404         94,850
                                                  ------------   ------------
                Manufactured Homes - 2.2%
       1,600    Manufactured Home
                  Communities Inc. ..............       41,811         38,400
                                                  ------------   ------------
                Office Property - 16.0%
       1,600    Arden Realty Inc. ...............       43,093         35,600
       1,300    Boston Properties Inc. ..........       42,701         41,113
       1,400    Brandywine Realty Trust .........       27,001         22,750
       3,184    Equity Office Properties Trust ..       94,461         80,992
       1,400    Highwoods Properties Inc. .......       44,674         32,988
       1,100    Mack-Cali Realty Corp. ..........       32,956         32,313
       2,000    SL Green Realty Corp. ...........       50,992         37,625
                                                  ------------   ------------
                                                       335,878        283,381
                                                  ------------   ------------
                Public Storage - 4.1%
       2,200    Public Storage Inc. .............       66,955         55,000
         800    Sovran Self Storage Inc. ........       19,484         18,650
                                                  ------------   ------------
                                                        86,439         73,650
                                                  ------------   ------------
                Restaurants - 2.1%
       1,900    U.S. Restaurant Properties
                   Inc. .........................       51,001         36,694
                                                  ------------   ------------
                Shopping Centers - 20.2%
       2,300    Burnham Pacific Properties
                   Inc. .........................       31,682         24,150
       2,300    Developers Diversified
                   Realty Corp. .................       45,386         32,919
       1,200    General Growth Properties Inc. ..       43,916         38,925
       1,550    JDN Realty Corp. ................       33,389         30,806
       1,200    Kimco Realty Corp. ..............       42,530         44,250
         700    Macerich Co. ....................       19,812         15,881
       1,800    Mills Corp. .....................       45,207         32,288
       1,340    New Plan Excel Realty Trust .....       31,546         25,711
         900    Regency Realty Corp. ............       20,717         16,875
       2,800    Simon Property Group Inc. .......       87,943         76,824
         700    Urban Shopping Centers Inc. .....       22,359         20,081
                                                  ------------   ------------
                                                       424,487        358,710
                                                  ------------   ------------
                TOTAL COMMON STOCKS .............    2,120,720      1,743,015
                                                  ------------   ------------

                TOTAL INVESTMENTS - 98.2% ....... $  2,120,720      1,743,015
                                                  ============
                Other Assets and
                    Liabilities (Net) - 1.8% ....                      32,623
                                                                 ------------
                NET ASSETS - 100.0%
                   (229,507 shares outstanding)..                  $1,775,638
                                                                 ============

----------
                For Federal tax purposes:
                Aggregate cost ..................                $  2,120,720
                                                                 ============
                Gross unrealized appreciation ...                $      1,720
                Gross unrealized depreciation ...                    (379,425)
                                                                 ------------
                Net unrealized depreciation .....                $   (377,705)
                                                                 ============

+     Non-income producing security.

                 See accompanying notes to financial statements.

The Gabelli Westwood Mighty Mites(SM) Fund
Portfolio of Investments -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                           Cost          Value
      ------                                           ----          -----
                COMMON STOCKS - 72.2%
                Aviation:  Parts and Services - 2.2%
       8,000    Aviall Inc.+ .................... $    118,462   $    124,000
       3,500    Kaman Corp., Cl. A ..............       60,690         44,844
                                                  ------------   ------------
                                                       179,152        168,844
                                                  ------------   ------------
                Broadcasting - 1.8%
      10,300    Granite Broadcasting Corp.+ .....       72,018         68,238
       5,000    Gray Communications
                   Systems Inc., Cl. B ..........       66,000         66,875
                                                  ------------   ------------
                                                       138,018        135,113
                                                  ------------   ------------
                Business Services - 1.5%
       1,500    Hach Co. ........................       15,770         17,063
       6,000    Nashua Corp.+ ...................       86,958         69,000
       1,300    Temco Service Industries Inc.+ ..       32,825         30,225
                                                  ------------   ------------
                                                       135,553        116,288
                                                  ------------   ------------
                Cable - 2.1%
      13,500    Mercom Inc.+ ....................      153,360        162,000
                                                  ------------   ------------
                Communications Equipment - 4.3%
       1,000    Allen Telecom Inc.+ .............        5,550          6,063
      20,000    Aydin Corp.+ ....................      261,938        263,750
       1,500    Preformed Line Products Co. .....       42,825         32,063
       6,000    Telesoft Corp.+ .................       32,288         28,500
                                                  ------------   ------------
                                                       342,601        330,376
                                                  ------------   ------------
                Computer Hardware - 0.2%
       6,000    NUR Macroprinters Ltd.+ .........       17,625         17,250
                                                  ------------   ------------
                Computer Software and Services - 1.0%
      25,000    Oak Technology Inc.+ ............       90,250         76,563
                                                  ------------   ------------
                Consumer Products - 3.9%
       1,000    Adams Golf Inc.+ ................        7,313          4,250
       2,500    Day Runner Inc.+ ................       33,506         30,313
       5,000    General Cigar Holdings Inc.,
                   Cl. A+ .......................       47,500         46,563
      13,000    General Housewares Corp. ........      148,434        134,874
       1,000    National Presto Industries
                   Inc. .........................       39,456         35,438
       9,700    Weider Nutrition International
                   Inc. .........................       56,648         46,075
                                                  ------------   ------------
                                                       332,857        297,513
                                                  ------------   ------------
                Consumer Services - 1.2%
      10,800    Bowlin Outdoor Advertising &
                   Travel Centers Inc.+ .........       74,602         75,600
       4,500    Thousand Trails Inc.+ ...........       17,969         19,688
                                                  ------------   ------------
                                                        92,571         95,288
                                                  ------------   ------------
                Distribution - 0.0%
          10    Boston Sand & Gravel Co.+ .......        3,600          3,500
                                                  ------------   ------------
                Diversified Industrial - 4.2%
       1,600    Kreisler Manufacturing Corp.+ ...        9,425          6,800
       2,500    Matthews International Corp.,
                    Cl. A .......................       70,180         68,438
      20,000    PubliCard Inc.+ .................       33,692        185,000
       2,200    Vallen Corp.+ ...................       42,925         37,400
       3,000    WHX Corp.+ ......................       38,406         23,625
                                                  ------------   ------------
                                                       194,628        321,263
                                                  ------------   ------------
                Energy and Utilities - 11.3%
       3,000    Delta Natural Gas Co. Inc. ......       53,675         53,625
       8,700    El Paso Electric Co.+ ...........       73,079         66,338
       5,800    Energy West Inc. ................       54,694         50,750
       4,000    Fall River Gas Co. ..............       64,450         70,750
       7,500    Florida Public Utilities Co. ....      113,047        109,687
       5,000    Home-Stake Oil & Gas Co. ........       30,656         19,688
       2,500    Madison Gas & Electric Co. ......       56,950         48,750
       1,000    Pennichuck Corp. ................       21,000         20,688
       2,500    Petroleum Geo-Services ASA+ .....       38,225         38,125
         500    Piedmont Natural Gas Co. ........       17,306         17,500
       3,000    Providence Energy Corp. .........       61,588         55,125
       1,500    SJW Corp. .......................       92,049         97,124
       3,500    St. Joseph Light & Power Co. ....       65,244         71,531
       3,800    Unitil Corp. ....................       91,746         87,399
       5,100    Valley Resources Inc. ...........       63,574         53,550
                                                  ------------   ------------
                                                       897,283        860,630
                                                  ------------   ------------
                Entertainment - 2.0%
       1,306    Fair Grounds Corp.+ .............       33,156         35,262
       2,000    Fisher Companies Inc. ...........      136,870        116,000
                                                  ------------   ------------
                                                       170,026        151,262
                                                  ------------   ------------
                Equipment and Supplies - 4.6%
       7,000    Daniel Industries Inc. ..........       98,725        106,749
       3,000    Eastern Co. .....................       76,419         66,375
       5,000    Haskel International Inc.,
                   Cl. A ........................       59,063         61,875
       8,500    Raytech Corp.+ ..................       42,069         24,172
       8,200    SL Industries Inc. ..............      102,972         96,350
                                                  ------------   ------------
                                                       379,248        355,521
                                                  ------------   ------------
                Financial Services - 7.4%
       5,000    Crazy Woman Creek Bancorp Inc. ..       72,786         65,000
       1,000    Creditrust Corp.+ ...............       18,915         19,750
       3,400    Doral Financial Corp. ...........       59,640         62,475
       4,000    NMBT Corp. ......................       72,306         64,000
       2,500    One Valley Bancorp Inc. .........       79,093         87,187
       2,100    Reliance Bancorp Inc. ...........       54,869         60,375
       3,000    Roslyn Bancorp Inc. .............       55,888         50,625
         300    Southwest Securities Group
                   Inc. .........................        8,078          8,475
       3,700    State Bancorp Inc. ..............       71,188         65,675
       4,500    Sun Bancorp Inc.+ ...............       96,187         84,375
                                                  ------------   ------------
                                                       588,950        567,937
                                                  ------------   ------------
                Food and Beverage - 2.4%
       3,800    Broughton Foods Co. .............       64,687         41,800
         700    Celestial Seasonings Inc.+ ......       15,472         15,138
       7,500    Hansen Natural Corp.+ ...........       36,347         27,656
       4,000    Horizon Organic Holding Corp.+ ..       52,875         58,999
       1,000    Kahiki Supper Club Inc.+ ........        3,375          1,563
       4,000    Natural Alternatives
                   International Inc.+ ..........       39,750         19,500
       4,000    Nutraceutical International
                   Corp.+ .......................       39,938         17,250
       1,000    Sterling Sugars Inc.+ ...........        7,625          5,563
                                                  ------------   ------------
                                                       260,069        187,469
                                                  ------------   ------------

                 See accompanying notes to financial statements.

The Gabelli Westwood Mighty Mites(SM) Fund
Portfolio of Investments (Continued) -- March 31, 1999 (Unaudited)
================================================================================

      Shares                                          Cost          Value
      ------                                          ----          -----
                COMMON STOCKS (Continued)
                Health Care - 0.1%
       4,000    Matrix Pharmaceutical Inc.+ ..... $     12,125   $      8,375
                                                  ------------   ------------
                Home/ Office Furnishings - 0.1%
         500    Mity-Lite Inc.+ .................        7,625          7,625
                                                  ------------   ------------

                Medical Equipment and Supplies - 1.0%
       4,000    BioSource International Inc.+ ...       13,000         17,000
       1,200    Inamed Corp.+ ...................       13,200         15,900
       8,000    Span-America Medical Systems
                   Inc. .........................       46,188         34,000
       1,000    Young Innovations Inc.+ .........       12,125         11,750
                                                  ------------   ------------
                                                        84,513         78,650
                                                  ------------   ------------
                Publishing - 3.7%
       8,000    CMP Media Inc., Cl. A+ ..........      163,392        246,000
       7,000    Individual Investor Group
                   Inc.+ ........................       29,853         39,375
                                                  ------------   ------------
                                                       193,245        285,375
                                                  ------------   ------------
                Real Estate - 2.3%
       2,500    Blue Ridge Real Estate Co.+ .....       28,650         24,375
       1,100    Bresler & Reiner Inc.+ ..........       32,125         32,588
          51    Case Pomeroy & Co. Inc.,
                   Cl. B ........................       64,525         66,427
       4,000    Gyrodyne Company of America
                   Inc.+ ........................       70,513         57,000
                                                  ------------   ------------
                                                       195,813        180,390
                                                  ------------   ------------
                Retail - 4.6%
         800    Bozzuto's Inc.+ .................       32,000         27,200
       5,000    Lillian Vernon Corp. ............       77,750         60,000
       2,000    Marsh Supermarkets Inc. .........       34,188         22,750
      32,000    Scheib (Earl) Inc.+ .............      175,599        159,999
       3,000    Schultz Sav-O Stores Inc. .......       47,000         49,125
       2,200    Village Super Market Inc.,
                   Cl. A+ .......................       38,000         31,075
                                                  ------------   ------------
                                                       404,537        350,149
                                                  ------------   ------------
                Specialty Chemicals - 2.1%
      15,000    Material Sciences Corp.+ ........      147,838         95,625
       5,000    Sybron Chemicals Inc.+ ..........       82,694         65,625
                                                  ------------   ------------
                                                       230,532        161,250
                                                  ------------   ------------
                Telecommunications - 2.0%
       2,000    CoreComm Ltd.+ ..................       21,770         73,500
       3,000    Startec Global Communications
                   Corp.+ .......................       28,713         23,250
       2,000    Viatel Inc.+ ....................       26,000         57,000
                                                  ------------   ------------
                                                        76,483        153,750
                                                  ------------   ------------
                Textiles - 0.4%
      20,000    Carlyle Industries Inc.+ ........       20,350         15,938
       3,500    Lakeland Industries Inc.+ .......       33,712         15,750
                                                  ------------   ------------
                                                        54,062         31,688
                                                  ------------   ------------
                Transportation - 0.1%
       6,000    Air Methods Corp.+ ..............       25,578          9,375
                                                  ------------   ------------
                Wireless Communications - 5.7%
       2,000    Cellular Communications of
                   Puerto Rico Inc.+ ............       27,707         54,000
      30,000    Leap Wireless International
                   Inc.+ ........................      179,688        386,249
                                                  ------------   ------------
                                                       207,395        440,249
                                                  ------------   ------------
                TOTAL COMMON STOCKS .............    5,467,699      5,553,693
                                                  ------------   ------------

   Principal
     Amount
     ------
                U.S. GOVERNMENT OBLIGATIONS - 30.2%
  $2,325,000    U.S. Treasury Bills,
                   4.44% to 4.71%++,
                   due 04/15/99 to 05/27/99 .....    2,317,834      2,317,533
                                                  ------------   ------------

                TOTAL INVESTMENTS - 102.4% ...... $  7,785,533      7,871,226
                                                  ============
                Other Assets and
                   Liabilities (Net) - (2.4)% ...                    (187,946)
                                                                 ------------
                NET ASSETS - 100.0%
                   (700,088 shares outstanding)..                $  7,683,280
                                                                 ============

----------
                For Federal tax purposes:
                Aggregate cost ..................                $  7,785,533
                                                                 ============
                Gross unrealized appreciation ...                $    646,191
                Gross unrealized depreciation ...                    (560,498)
                                                                 ------------
                Net unrealized appreciation .....                $     85,693
                                                                 ============

+     Non-income producing security.
++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Assets and Liabilities
March 31, 1999 (Unaudited)
================================================================================

                                                    Equity        Balanced    Intermediate    SmallCap      Realty        Mighty
                                                     Fund           Fund        Bond Fund   Equity Fund      Fund     Mites(SM) Fund
                                                 ------------   ------------  ------------  -----------   ----------  --------------
Assets:
    Investments, at value
        (Cost $157,096,300, $147,143,405,
        $6,938,602, $13,110,641, $2,120,720
        and $7,785,533, respectively) .........  $180,923,927   $160,009,291   $6,898,632   $14,878,291   $1,743,015    $7,871,226
    Cash ......................................     4,537,857      6,824,330      157,860       635,046       33,810            --
    Dividends and interest receivable .........       244,528        901,166      130,008         5,553       12,390         4,884
    Receivable for Fund shares sold ...........        81,072         98,990           --            --           --            --
    Receivable for investments sold ...........     1,030,783      1,703,937           --       157,930           --            --
    Receivable from adviser ...................            --             --          808            --        4,085         6,294
    Deferred organizational expenses ..........            --             --           --         7,585        6,188        39,076
    Prepaid expenses and other assets .........            --             --           --         3,770        2,647         8,122
                                                 ------------   ------------   ----------   -----------   ----------    ----------
        Total Assets ..........................   186,818,167    169,537,714    7,187,308    15,688,175    1,802,135     7,929,602
                                                 ------------   ------------   ----------   -----------   ----------    ----------
Liabilities:
    Payable to custodian ......................            --             --           --            --           --        14,558
    Dividends payable .........................            --             --       28,940            --           --            --
    Payable for Fund shares redeemed ..........        93,074         25,066           --         1,086           --            --
    Payable for investments purchased .........       477,198      1,447,772           --       222,588       13,465       210,228
    Payable for investment advisory fees ......       160,918        106,795           --        10,059           --            --
    Payable for distribution fees .............        40,736         37,873        1,541         3,240          388         1,548
    Other accrued expenses ....................        95,097         56,423       18,326        18,588       12,644        19,988
                                                 ------------   ------------   ----------   -----------   ----------    ----------
        Total Liabilities .....................       867,023      1,673,929       48,807       255,561       26,497       246,322
                                                 ------------   ------------   ----------   -----------   ----------    ----------
        Net Assets ............................  $185,951,144   $167,863,785   $7,138,501   $15,432,614   $1,775,638    $7,683,280
                                                 ============   ============   ==========   ===========   ==========    ==========
Net Assets consist of:
    Shares of beneficial interest, at par
        value .................................  $     18,446   $     14,187   $      688   $     1,116   $      230    $      700
    Additional paid-in capital ................   148,250,735    148,403,303    7,526,001    13,836,035    2,309,674     7,220,593
    Accumulated (distributions in excess of)
        net investment income .................       158,770         28,019           --       (45,868)      32,920        22,609
    Accumulated (distributions in excess of)
        net realized gain on investments ......    13,695,566      6,552,390     (348,218)     (126,319)    (189,481)      353,685
    Net unrealized appreciation
        (depreciation) on investments .........    23,827,627     12,865,886      (39,970)    1,767,650     (377,705)       85,693
                                                 ------------   ------------   ----------   -----------   ----------    ----------
        Total Net Assets ......................  $185,951,144   $167,863,785   $7,138,501   $15,432,614   $1,775,638    $7,683,280
                                                 ============   ============   ==========   ===========   ==========    ==========
Shares of Beneficial Interest:
    Retail Class:
    Shares of beneficial interest
        outstanding ($0.001 par value) ........    18,216,792     13,308,425      688,226     1,116,268      229,507       700,088
                                                 ============   ============   ==========   ===========   ==========    ==========
    Net Asset Value, offering and redemption
        price per share .......................  $      10.08   $      11.83   $    10.37   $     13.83   $     7.74    $    10.97
                                                 ============   ============   ==========   ===========   ==========    ==========
    Service Class:
    Shares of beneficial interest
        outstanding ($0.001 par value) ........       229,692        878,513
                                                 ============   ============
    Net Asset Value and redemption
        price per share .......................  $      10.08   $      11.81
                                                 ============   ============
    Maximum sales charge ......................          4.00%          4.00%
                                                 ============   ============
    Maximum offering price per share
        (NAV/0.96, based on maximum
        sales charge of 4.00% of the
        offering price at March 31, 1999) .....  $      10.50   $      12.30
                                                 ============   ============

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Operations
For the Six Months Ended March 31, 1999 (Unaudited)
================================================================================

                                                   Equity        Balanced    Intermediate    SmallCap      Realty        Mighty
                                                    Fund           Fund        Bond Fund   Equity Fund      Fund     Mites(SM) Fund
                                                ------------   ------------  ------------  -----------   ----------  --------------
Investment Income:
    Dividends ................................. $  1,612,150   $    861,401   $       --   $    54,379   $   63,429    $   31,322
    Interest ..................................      241,990      1,673,964      213,928            --           --        43,918
                                                ------------   ------------   ----------   -----------   ----------    ----------
        Total Investment Income ...............    1,854,140      2,535,365      213,928        54,379       63,429        75,240
                                                ------------   ------------   ----------   -----------   ----------    ----------
Expenses:
    Investment advisory fees ..................      959,767        592,368       22,664        70,650        9,290        30,098
    Distribution fees -- Retail Class .........      236,836        182,788        9,443        17,663        2,322         7,524
    Distribution fees -- Service Class ........        6,208         29,336           --            --           --            --
    Legal and audit fees ......................       28,653         24,092       12,596        10,762        8,317         9,246
    Custodian fees ............................       16,233         14,125        5,650         9,575        5,823         7,029
    Shareholder services fees .................       73,887         39,732        5,151        10,586        2,432         8,665
    Registration fees .........................       29,662         18,397        6,383        10,247        6,029         7,906
    Shareholder report expenses ...............       25,199         12,856          792         1,390          716           928
    Organizational expenses ...................           --             --           --         1,255          880         4,732
    Miscellaneous expenses ....................       67,217         43,096        2,509         2,987        1,925         2,292
                                                ------------   ------------   ----------   -----------   ----------    ----------
        Total Expenses ........................    1,443,662        956,790       65,188       135,115       37,734        78,420
                                                ------------   ------------   ----------   -----------   ----------    ----------
    Less:
        Expense reimbursements ................           --             --      (25,308)      (19,564)     (22,017)      (47,865)
        Custodian fee credits .................      (16,233)       (14,125)      (2,107)       (9,575)      (1,783)         (420)
                                                ------------   ------------   ----------   -----------   ----------    ----------
        Total Net Expenses ....................    1,427,429        942,665       37,773       105,976       13,934        30,135
                                                ------------   ------------   ----------   -----------   ----------    ----------
Net Investment Income (Loss) ..................      426,711      1,592,700      176,155       (51,597)      49,495        45,105
                                                ------------   ------------   ----------   -----------   ----------    ----------
Net Realized and Unrealized Gain (Loss)
    on Investments:
    Net realized gain (loss) on investment
        transactions ..........................   14,442,348      7,465,232       11,619         5,464     (145,930)      352,730
    Net change in unrealized appreciation
        (depreciation) on investments .........   12,405,331      4,752,844     (279,173)    2,876,870      (32,552)      345,494
                                                ------------   ------------   ----------   -----------   ----------    ----------
    Net realized and unrealized gain (loss)
        on investments ........................   26,847,679     12,218,076     (267,554)    2,882,334     (178,482)      698,224
                                                ------------   ------------   ----------   -----------   ----------    ----------
Net increase (decrease) in net assets
    resulting from operations ................. $ 27,274,390   $ 13,810,776   $  (91,399)  $ 2,830,737   $ (128,987)   $  743,329
                                                ============   ============   ==========   ===========   ==========    ==========

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Changes in Net Assets
================================================================================

                                                                Equity Fund                          Balanced Fund

                                                         For the           For the            For the            For the
                                                    Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                                     March 31, 1999      September 30,     March 31, 1999      September 30,
                                                       (Unaudited)           1998           (Unaudited)            1998
                                                    ----------------   ----------------   ----------------   ----------------
Operations:
    Net investment income ......................... $        426,711   $      1,284,508   $      1,592,700   $      2,836,195
    Net realized gain on investment transactions ..       14,442,348          4,550,079          7,465,232          1,192,217
    Net change in unrealized appreciation
        on investments ............................       12,405,331         (9,210,035)         4,752,844         (2,657,020)
                                                    ----------------   ----------------   ----------------   ----------------
        Net increase (decrease) in net assets
          resulting from operations ...............       27,274,390         (3,375,448)        13,810,776          1,371,392
                                                    ----------------   ----------------   ----------------   ----------------
Distributions to shareholders:
    Net investment income
        Retail Class ..............................       (1,202,243)        (1,016,825)        (1,565,439)        (2,450,244)
        Service Class .............................           (6,778)            (9,795)          (104,377)          (321,577)
                                                    ----------------   ----------------   ----------------   ----------------
                                                          (1,209,021)        (1,026,620)        (1,669,816)        (2,771,821)
                                                    ----------------   ----------------   ----------------   ----------------
    Net realized gain on investment transactions
        Retail Class ..............................       (4,421,909)        (5,772,109)        (1,447,391)        (3,804,112)
        Service Class .............................          (55,551)           (63,562)          (121,230)          (795,071)
                                                    ----------------   ----------------   ----------------   ----------------
                                                          (4,477,460)        (5,835,671)        (1,568,621)        (4,599,183)
                                                    ----------------   ----------------   ----------------   ----------------
        Total distributions to shareholders .......       (5,686,481)        (6,862,291)        (3,238,437)        (7,371,004)
                                                    ----------------   ----------------   ----------------   ----------------
Shares of beneficial interest transactions:
    Proceeds from shares issued
        Retail Class ..............................       27,256,476        121,352,169         45,232,658         86,594,633
        Service Class .............................          222,593          2,561,265            763,050          5,665,274
                                                    ----------------   ----------------   ----------------   ----------------
                                                          27,479,069        123,913,434         45,995,708         92,259,907
                                                    ----------------   ----------------   ----------------   ----------------
    Proceeds from reinvestment of dividends
        Retail Class ..............................        5,409,705          6,623,726          2,899,148          6,031,341
        Service Class .............................           60,422             72,059            182,452            990,631
                                                    ----------------   ----------------   ----------------   ----------------
                                                           5,470,127          6,695,785          3,081,600          7,021,972
                                                    ----------------   ----------------   ----------------   ----------------
    Cost of shares redeemed
        Retail Class ..............................      (45,715,193)       (71,156,328)       (28,517,723)       (26,091,459)
        Service Class .............................         (730,015)        (3,390,442)        (6,074,759)        (5,862,232)
                                                    ----------------   ----------------   ----------------   ----------------
                                                         (46,445,208)       (74,546,770)       (34,592,482)       (31,953,691)
                                                    ----------------   ----------------   ----------------   ----------------
        Net increase (decrease) in net assets
          from shares of beneficial interest
          transactions ............................      (13,496,012)        56,062,449         14,484,826         67,328,188
                                                    ----------------   ----------------   ----------------   ----------------
        Net increase in net assets ................        8,091,897         45,824,710         25,057,165         61,328,576
Net Assets:
    Beginning of period ...........................      177,859,247        132,034,537        142,806,620         81,478,044
                                                    ----------------   ----------------   ----------------   ----------------
    End of period ................................. $    185,951,144   $    177,859,247   $    167,863,785   $    142,806,620
                                                    ================   ================   ================   ================

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Changes in Net Assets (Continued)
================================================================================

                                                            Intermediate Bond Fund                 SmallCap Equity Fund

                                                           For the            For the            For the            For the
                                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                                       March 31, 1999      September 30,     March 31, 1999      September 30,
                                                         (Unaudited)           1998            (Unaudited)           1998
                                                      ----------------   ----------------   ----------------   ----------------
Operations:
    Net investment income (loss) ...................  $        176,155   $        354,799   $        (51,597)  $        (88,215)
    Net realized gain on investment transactions ...            11,619            128,342              5,464              3,145
    Net change in unrealized appreciation
        (depreciation) on investments ..............          (279,173)           160,804          2,876,870         (2,467,027)
                                                      ----------------   ----------------   ----------------   ----------------
        Net increase (decrease) in net assets
          resulting from operations ................           (91,399)           643,945          2,830,737         (2,552,097)
                                                      ----------------   ----------------   ----------------   ----------------
Distributions to shareholders:
    Net investment income ..........................          (176,206)          (354,799)                --                 --
    In excess of net investment income .............                --                 --                 --            (55,075)
    Net realized gain on investment
        transactions ...............................                --                 --                 --           (347,200)
    In excess of net realized gain on
        investment transactions ....................                --                 --                 --           (133,930)
                                                      ----------------   ----------------   ----------------   ----------------
        Total distributions to shareholders ........          (176,206)          (354,799)                --           (536,205)
                                                      ----------------   ----------------   ----------------   ----------------
Shares of beneficial interest transactions:
    Proceeds from shares issued ....................         1,643,856          3,406,081          2,760,411         22,466,630
    Proceeds from reinvestment of dividends ........           132,724            237,998                 --            530,206
    Cost of shares redeemed ........................        (1,988,402)        (2,227,131)        (1,852,063)       (16,760,984)
                                                      ----------------   ----------------   ----------------   ----------------
        Net increase (decrease) in net assets
          from shares of beneficial interest
          transactions .............................          (211,822)         1,416,948            908,348          6,235,852
                                                      ----------------   ----------------   ----------------   ----------------
        Net increase (decrease) in net assets ......          (479,427)         1,706,094          3,739,085          3,147,550
Net Assets:
    Beginning of period ............................         7,617,928          5,911,834         11,693,529          8,545,979
                                                      ----------------   ----------------   ----------------   ----------------
    End of period ..................................  $      7,138,501   $      7,617,928   $     15,432,614   $     11,693,529
                                                      ================   ================   ================   ================

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Changes in Net Assets (Continued)
================================================================================

                                                             Realty Fund                         Mighty Mites(SM) Fund

                                                       For the            For the               For the            For the
                                                  Six Months Ended      Year Ended         Six Months Ended     Period Ended
                                                   March 31, 1999      September 30,        March 31, 1999      September 30,
                                                     (Unaudited)          1998(a)             (Unaudited)          1998(b)
                                                  ----------------   ----------------      ----------------   ----------------
Operations:
    Net investment income ......................  $         49,495   $         79,633      $         45,105   $         20,172
    Net realized gain (loss) on investment
        transactions ...........................          (145,930)            (3,949)              352,730                955
    Net change in unrealized appreciation
        (depreciation) on investments ..........           (32,552)          (345,153)              345,494           (259,801)
                                                  ----------------   ----------------      ----------------   ----------------
        Net increase (decrease) in net assets
          resulting from operations ............          (128,987)          (269,469)              743,329           (238,674)
                                                  ----------------   ----------------      ----------------   ----------------
Distributions to shareholders:
    Net investment income ......................           (28,048)           (69,760)              (47,322)                --
    In excess of net realized gain on
        investment transactions ................                --            (39,769)                   --                 --
                                                  ----------------   ----------------      ----------------   ----------------
        Total distributions to shareholders ....           (28,048)          (109,529)              (47,322)                --
                                                  ----------------   ----------------      ----------------   ----------------
Shares of beneficial interest transactions:
    Proceeds from shares issued ................           390,910          3,991,590            23,130,484          6,596,508
    Proceeds from reinvestment of dividends ....            19,376             96,235                46,437                 --
    Cost of shares redeemed ....................          (292,345)        (1,894,095)          (21,028,035)        (1,519,447)
                                                  ----------------   ----------------      ----------------   ----------------
        Net increase in net assets from
          shares of beneficial interest
          transactions .........................           117,941          2,193,730             2,148,886          5,077,061
                                                  ----------------   ----------------      ----------------   ----------------
        Net increase (decrease) in net assets ..           (39,094)         1,814,732             2,844,893          4,838,387
Net Assets:
    Beginning of period ........................         1,814,732                 --             4,838,387                 --
                                                  ----------------   ----------------      ----------------   ----------------
    End of period ..............................  $      1,775,638   $      1,814,732      $      7,683,280   $      4,838,387
                                                  ================   ================      ================   ================

(a)   From commencement of operations on September 30, 1997.
(b)   From commencement of operations on May 11, 1998.

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Notes to Financial Statements (Unaudited)
================================================================================

1. Description. The Gabelli Westwood Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM) Fund (collectively, the "Funds"), each with two classes of shares known as the Retail Class (formerly the "Institutional Class") and the Service Class, with the exception of the SmallCap Equity Fund, Realty Fund and Mighty Mites Fund. Effective November 8, 1994, all shares in the Service Class of the Intermediate Bond Fund were redeemed. No such shares were outstanding at March 31, 1999, although such shares are available for sale. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expense incurred in the distribution and marketing of such shares are different for each class. The Gabelli Westwood Cash Management Fund has not commenced operations.

2. Significant Accounting Policies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Debt instruments having a greater maturity are valued at the highest bid price obtained from a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Accounting for Real Estate Investment Trusts. The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Provision for Income Taxes. The Funds have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

Concentration of Credit Risk. Considering the Realty Fund invests a substantial portion of its assets in REITS, it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. Investment Advisory Agreements. On July 27, 1994, Westwood Management Corp. ("Westwood") entered into an agreement with Gabelli Funds, Inc. to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a sub-advisory agreement with Westwood (the "Sub-Adviser"). The terms of the sub-advisory agreement state that Westwood would continue to manage the assets of the Funds. Teton became the investment adviser to the Funds and is responsible for overseeing Westwood's activities. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds. As of March 2, 1998, Gabelli Advisers LLC converted to a "C" corporation and is now known as Gabelli Advisers, Inc. (the "Adviser").

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, 0.60% for the Intermediate Bond Fund of each Fund's average daily net assets. For the six months ended March 31, 1999, the Adviser was entitled to fees of $959,767; $70,650; $9,290; $30,098; $592,368 and $22,664 for
the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the same period, the Adviser has voluntarily agreed to reimburse the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. For the six months ended March 31, 1999, the Adviser reimbursed expenses in the amount of $25,308; $19,564; $22,017 and $47,865, respectively.

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with the Sub-Adviser whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 1999, the Adviser paid to the Sub-Adviser fees of $245,962; $18,172; $2,379; $139,530 and $4,828 for the Equity, SmallCap Equity,
Realty, Balanced and Intermediate Bond Funds, respectively.

4. Distribution Plan. The Funds have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of Gabelli Funds, LLC, serves as distributor of the Funds. The Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of 0.25% of the average daily net assets of the Retail Class shares each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 1999, the Funds incurred distribution expenses in the amounts of $236,836; $182,788; $9,443; $17,663; $2,322 and $7,524 for the Retail Class of
the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

Under the Plan for the Service Class, each Fund authorizes payment to Gabelli & Company in connection with the distribution of its Service Class shares at an annual rate of 0.50% of the average daily net assets of the Service Class shares of the Equity and Balanced Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 1999, the Funds incurred distribution expenses in the amounts of $6,208 for the Equity Fund and $29,336 for the Balanced Fund.

5. Organizational Expenses. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Funds' investment operations.

6. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 1999, other than short term securities, are as follows:

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

                                          Purchases                  Sales
                                          ---------                  -----
      Equity Fund ..................     $74,907,872             $95,045,686
      Balanced Fund ................      71,383,966              56,912,937
      Intermediate Bond Fund .......       4,861,772               4,989,780
      SmallCap Equity Fund .........      12,953,505              12,314,379
      Realty Fund ..................         635,358                 453,087
      Mighty Mites Fund ............       3,674,567               1,291,271

7. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                                Equity Fund                            Balanced Fund
                                                                -----------                            -------------
                                                     Six Months Ended     Year Ended        Six Months Ended      Year Ended
                                                         March 31,       September 30,          March 31,        September 30,
                                                           1999               1998                1999               1998
                                                     ----------------   ----------------    ----------------   ----------------
Retail Class
Shares sold ........................................        2,790,093         12,764,712           3,832,140          7,583,810
Shares issued upon reinvestment of dividends .......          552,034            742,570             247,438            549,677
Shares redeemed ....................................       (4,643,589)        (7,434,151)         (2,445,324)        (2,292,678)
                                                     ----------------   ----------------    ----------------   ----------------
  Net increase (decrease) in Retail Class shares....       (1,301,462)         6,073,131           1,634,254          5,840,809
                                                     ================   ================    ================   ================
Service Class
Shares sold ........................................           22,883            272,855              65,512            499,396
Shares issued upon reinvestment of dividends .......            6,159              8,078              15,618             90,852
Shares redeemed ....................................          (74,570)          (354,511)           (533,878)          (519,210)
                                                     ----------------   ----------------    ----------------   ----------------
  Net increase (decrease) in Service Class shares ..          (45,528)           (73,578)           (452,748)            71,038
                                                     ================   ================    ================   ================

                                                           Intermediate Bond Fund                  SmallCap Equity Fund
                                                           ----------------------                  --------------------
                                                     Six Months Ended     Year Ended        Six Months Ended      Year Ended
                                                         March 31,       September 30,          March 31,        September 30,
                                                           1999               1998                1999               1998
                                                     ----------------   ----------------    ----------------   ----------------
Retail Class
Shares sold ........................................          155,240            323,824             211,706          1,575,803
Shares issued upon reinvestment of dividends .......           12,565             22,670                  --             42,932
Shares redeemed ....................................         (189,018)          (211,584)           (141,515)        (1,162,861)
                                                     ----------------   ----------------    ----------------   ----------------
  Net increase (decrease) in Retail Class shares ...          (21,213)           134,910              70,191            455,874
                                                     ================   ================    ================   ================

                                                                Realty Fund                        Mighty Mites(SM) Fund
                                                                -----------                        ---------------------
                                                     Six Months Ended      Year Ended       Six Months Ended     Period Ended
                                                         March 31,        September 30,       September 30,        March 31,
                                                           1999               1998(a)             1999              1998(b)
                                                     ----------------   ----------------    ----------------   ----------------
Retail Class
Shares sold ........................................           48,252            401,821           2,134,572            649,926
Shares issued upon reinvestment of dividends .......            2,476             10,176               4,333                 --
Shares redeemed ....................................          (36,452)          (196,766)         (1,937,410)          (151,333)
                                                     ----------------   ----------------    ----------------   ----------------
  Net increase in Retail Class shares ..............           14,276            215,231             201,495            498,593
                                                     ================   ================    ================   ================

(a)   From commencement of operations on September 30, 1997.
(b)   From commencement of operations on May 11, 1998.

The Gabelli Westwood Funds
Notes to Financial Statements (Continued)
================================================================================

8. Federal Income Tax Information. The Intermediate Bond Fund has a capital loss carryforward for Federal income tax purposes of $359,838 available through September 2003. This loss carryforward is available to reduce future distributions of net capital gains to shareholders.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The SmallCap Equity Fund and Realty Fund incurred losses of $42,864 and $33,134, respectively, after October 31, 1997. Such losses will be treated, for tax purposes, as arising on October 1, 1998.

9. Affiliate Event. On February 9, 1999, Gabelli Funds Inc., an affiliate of the Adviser reorganized its operations and corporate structure by transferring a portion of its assets and liabilities to a successor adviser, Gabelli Funds, LLC, which is wholly owned by Gabelli Asset Management Inc., a newly formed publicly traded company that is 80% owned by the former Gabelli Funds, Inc.

The Gabelli Westwood Funds
Financial Highlights
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                  For the Six Months                       Year Ended September 30,
                                                 Ended March 31, 1999          ------------------------------------------------
                                                      (Unaudited)                       1998                      1997
                                               ------------------------        ---------------------     ----------------------
Equity Fund                                     Retail          Service         Retail       Service      Retail        Service
Operating performance                            Class           Class           Class        Class        Class         Class
                                               --------        --------        --------     --------     --------      --------
  Net asset value, beginning of period .....   $   8.99        $   8.97        $   9.57     $   9.57     $   7.68      $   7.69
                                               --------        --------        --------     --------     --------      --------
  Net investment income ....................       0.02            0.03            0.07         0.08         0.07          0.06
  Net realized and unrealized gain (loss)
    on investments .........................       1.36            1.34           (0.22)       (0.25)        2.72          2.71
                                               --------        --------        --------     --------     --------      --------
  Total from investment operations .........       1.38            1.37           (0.15)       (0.17)        2.79          2.77
                                               --------        --------        --------     --------     --------      --------
Distributions to shareholders:
  Net investment income ....................      (0.06)          (0.03)          (0.06)       (0.06)       (0.07)        (0.06)
  Net realized gain on investments .........      (0.23)          (0.23)          (0.37)       (0.37)       (0.83)        (0.83)
                                               --------        --------        --------     --------     --------      --------
  Total distributions ......................      (0.29)          (0.26)          (0.43)       (0.43)       (0.90)        (0.89)
                                               --------        --------        --------     --------     --------      --------
  Net asset value, end of period ...........   $  10.08        $  10.08        $   8.99     $   8.97     $   9.57      $   9.57
                                               ========        ========        ========     ========     ========      ========
  Total return (a) .........................       15.4%           15.3%           (1.4)%       (1.8)%       39.6%         39.3%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) .....   $183,635        $  2,316        $175,391     $  2,468     $128,697      $  3,338
  Ratio of net investment income to
    average net assets .....................       0.45%(e)        0.20%(e)        0.73%        0.46%        1.11%         0.85%
  Expenses net of waivers/
    reimbursements(b) ......................       1.50%(e)        1.75%(e)        1.47%        1.72%        1.53%         1.78%
  Expenses before waivers/
    reimbursements .........................       1.50%(e)        1.75%(e)        1.47%        1.72%        1.59%(d)      1.84%(d)
  Portfolio turnover rate ..................         41%             41%             77%          77%          61%           61%
===================================================================================================================================

                                                                          Year Ended September 30,
                                               ------------------------------------------------------------------------------
                                                        1996                        1995                        1994
                                               ----------------------      ----------------------      ----------------------
Equity Fund                                     Retail        Service       Retail        Service       Retail       Service
Operating performance                            Class         Class         Class         Class         Class       Class(c)
                                               --------      --------      --------      --------      --------      --------
  Net asset value, beginning of period .....   $   6.59      $   6.57      $   5.50      $   5.48      $   9.91      $   5.53
                                               --------      --------      --------      --------      --------      --------
  Net investment income ....................       0.08          0.06          0.04          0.04          0.10          0.06
  Net realized and unrealized gain (loss)
    on investments ...........................     1.59          1.58          1.31          1.29          0.64         (0.11)
                                               --------      --------      --------      --------      --------      --------
  Total from investment operations .........       1.67          1.64          1.35          1.33          0.74         (0.05)
                                               --------      --------      --------      --------      --------      --------
Distributions to shareholders:
  Net investment income ....................      (0.06)           --         (0.06)        (0.04)        (0.07)           --
  Net realized gain on investments .........      (0.52)        (0.52)        (0.20)        (0.20)        (5.08)           --
                                               --------      --------      --------      --------      --------      --------
  Total distributions ......................      (0.58)        (0.52)        (0.26)        (0.24)        (5.15)           --
                                               --------      --------      --------      --------      --------      --------
  Net asset value, end of period ...........   $   7.68      $   7.69      $   6.59      $   6.57      $   5.50      $   5.48
                                               ========      ========      ========      ========      ========      ========
  Total return (a) .........................       26.9%         26.3%         25.9%         25.5%          9.1%         (0.9)%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) .....   $ 29,342      $  1,221      $ 14,903      $     68      $  8,637      $    254
  Ratio of net investment income to
    average net assets ......................      1.16%         0.92%         0.77%         0.64%         1.63%         1.64%(e)
  Expenses net of waivers/
    reimbursements(b) ........................     1.50%         1.74%         1.61%         1.85%         0.71%         1.04%(e)
  Expenses before waivers/
    reimbursements .........................       1.95%(d)      2.19%(d)      2.29%(d)      2.63%(d)      1.94%(d)      2.29%(d)(e)
  Portfolio turnover rate ..................        106%          106%          107%          107%          137%          137%
===================================================================================================================================

                                                  For the Six Months                      Year Ended September 30,
                                                 Ended March 31, 1999        -------------------------------------------------
                                                     (Unaudited)                     1998                        1997
                                               -----------------------       ---------------------     -----------------------
Balanced Fund                                   Retail         Service        Retail       Service      Retail         Service
Operating performance:                           Class          Class          Class        Class        Class          Class
                                               --------       --------       --------     --------     --------       --------
Net asset value, beginning of period .......   $  10.98       $  10.96       $  11.49     $  11.46     $   9.71       $   9.69
                                               --------       --------       --------     --------     --------       --------
  Net investment income ....................       0.12           0.13           0.26         0.26         0.25           0.24
  Net realized and unrealized gain (loss)
    on investments .........................       0.98           0.95           0.05         0.02         2.36           2.33
                                               --------       --------       --------     --------     --------       --------
  Total from investment operations .........       1.10           1.08           0.31         0.28         2.61           2.57
                                               --------       --------       --------     --------     --------       --------
Distributions to shareholders:
  Net investment income ....................      (0.13)         (0.11)         (0.26)       (0.22)       (0.25)         (0.22)
  Net realized gain on investments .........      (0.12)         (0.12)         (0.56)       (0.56)       (0.58)         (0.58)
                                               --------       --------       --------     --------     --------       --------
  Total distributions ......................      (0.25)         (0.23)         (0.82)       (0.78)       (0.83)         (0.80)
                                               --------       --------       --------     --------     --------       --------
  Net asset value, end of period ...........   $  11.83       $  11.81       $  10.98     $  10.96     $  11.49       $  11.46
                                               ========       ========       ========     ========     ========       ========
  Total return (a) .........................       10.0%           9.9%           2.8%         2.6%        28.3%          28.0%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) .....   $157,493       $ 10,371       $128,222     $ 14,585     $ 67,034       $ 14,444
  Ratio of net investment income to
    average net assets .....................       2.03%(e)       1.79%(e)       2.37%        2.16%        2.60%          2.37%
  Expenses net of waivers/
    reimbursements (f) .....................       1.19%(e)       1.44%(e)       1.20%        1.45%        1.28%          1.53%
  Expenses before waivers/
    reimbursements .........................       1.19%(e)       1.44%(e)       1.20%        1.45%        1.36%(d)       1.61%(d)
  Portfolio turnover rate ..................         37%            37%            77%          77%         110%           110%
===================================================================================================================================

                                                                            Year Ended September 30,
                                               ---------------------------------------------------------------------------------
                                                        1996                          1995                         1994
                                               -----------------------       -----------------------      ----------------------
Balanced Fund                                   Retail         Service        Retail         Service       Retail        Service
Operating performance:                           Class          Class          Class          Class         Class         Class
                                               --------       --------       --------       --------      --------      --------
Net asset value, beginning of period .......   $   8.47       $   8.45       $   7.12       $   7.10      $  10.89      $  10.88
                                               --------       --------       --------       --------      --------      --------
  Net investment income ....................       0.22           0.20           0.19           0.17          0.12          0.15
  Net realized and unrealized gain (loss)
    on investments .........................       1.37           1.37           1.35           1.35          0.42          0.36
                                               --------       --------       --------       --------      --------      --------
  Total from investment operations .........       1.59           1.57           1.54           1.52          0.54          0.51
                                               --------       --------       --------       --------      --------      --------
Distributions to shareholders:
  Net investment income ....................      (0.22)         (0.20)         (0.19)         (0.17)        (0.13)        (0.11)
  Net realized gain on investments .........      (0.13)         (0.13)            --             --         (4.18)        (4.18)
                                               --------       --------       --------       --------      --------      --------
  Total distributions ......................      (0.35)         (0.33)         (0.19)         (0.17)        (4.31)        (4.29)
                                               --------       --------       --------       --------      --------      --------
  Net asset value, end of period ...........   $   9.71       $   9.69       $   8.47       $   8.45      $   7.12      $   7.10
                                               ========       ========       ========       ========      ========      ========
  Total return (a) .........................       19.1%          18.9%          22.0%          21.7%          5.3%          4.7%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) .....   $ 23,158       $ 11,216       $  6,912       $  7,212      $  3,081      $ 10,810
  Ratio of net investment income to
    average net assets .....................       2.62%          2.34%          2.47%          2.26%         1.55%         2.15%
  Expenses net of waivers/
    reimbursements (f) .....................       1.32%          1.57%          1.35%          1.62%         1.68%         1.17%
  Expenses before waivers/
    reimbursements .........................       1.71%(d)       1.96%(d)       1.86%(d)       2.24%(d)      2.36%(d)      2.11%(d)
  Portfolio turnover rate ..................        111%           111%           133%           133%          168%          168%
===================================================================================================================================

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect any applicable sales charges.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.48% (Retail Class) and 1.73% (Service Class) for 1999, 1.45% (Retail Class) and 1.70% (Service Class) for 1998, 1.50% (Retail Class) and 1.75% (Service Class) for 1997, 1.44% (Retail Class) and 1.68% (Service Class) for 1996 and 1.50% (Retail Class) and 1.72% (Service Class) for 1995.
(c)   Prior to January 28, 1994, no shares of the Service Class were issued.
(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(e)   Annualized.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.17% (Retail Class) and 1.42% (Service Class) for 1999, 1.17% (Retail Class) and 1.42% (Service Class) for 1998, 1.25% (Retail Class) and 1.50% (Service Class) for 1997, 1.24% (Retail Class) and 1.49% (Service Class) for 1996 and 1.25% (Retail Class) and 1.50% (Service Class) for 1995.

                See accompanying notes to financial statements.

The Gabelli Westwood Funds
Financial Highlights (Continued)
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                  For the
                                                             Six Months Ended           Year Ended September 30,
                                                              March 31, 1999     -------------------------------------
                                                                (Unaudited)        1998            1997         1996
                                                                -----------      --------        --------     --------
                                                                  Retail
Intermediate Bond Fund                                             Class                       Retail Class
                                                                 --------        -------------------------------------
Operating performance:
  Net asset value, beginning of period .....................     $  10.74        $  10.29        $   9.88     $   9.98
                                                                 --------        --------        --------     --------
  Net investment income ....................................         0.24            0.57            0.68         0.51
  Net realized and unrealized gain (loss) on investments ...        (0.37)           0.45            0.41        (0.10)
                                                                 --------        --------        --------     --------
  Total from investment operations .........................        (0.13)           1.02            1.09         0.41
                                                                 --------        --------        --------     --------
Distributions to shareholders:
  Net investment income ....................................        (0.24)          (0.57)          (0.68)       (0.51)
  Net realized gain on investments .........................           --              --              --           --
                                                                 --------        --------        --------     --------
  Total distributions ......................................        (0.24)          (0.57)          (0.68)       (0.51)
                                                                 --------        --------        --------     --------
  Net asset value, end of period ...........................     $  10.37        $  10.74        $  10.29     $   9.88
                                                                 ========        ========        ========     ========
  Total return(a) ..........................................         (1.2)%          10.2%           11.4%         4.5%
Ratios to average net assets and supplemental data:
  Net assets, end of period (in 000's) .....................     $  7,139        $  7,618        $  5,912     $  5,496
  Ratio of net investment income to average net assets .....         4.67%(f)        5.45%(b)        6.71%        5.43%
  Expenses net of waivers/reimbursements(b) ................         1.06%(f)        1.08%(b)        1.11%        1.09%
  Expenses before waivers/reimbursements(c) ................         1.73%(f)        2.08%(b)        1.70%        2.46%
  Portfolio turnover rate ..................................           69%            232%            628%         309%
=======================================================================================================================

                                                                           Year Ended September 30,
                                                               -----------------------------------------------
                                                                        1995                      1994
                                                               ---------------------     ---------------------
                                                                Retail      Service       Retail      Service
                                                                 Class      Class(d)       Class      Class(e)
                                                               --------     --------     --------     --------
Operating performance:
  Net asset value, beginning of period .....................   $   9.48     $   9.48     $  10.73     $  10.51
                                                               --------     --------     --------     --------
  Net investment income ....................................       0.52         0.05         0.48         0.41
  Net realized and unrealized gain (loss) on investments ...       0.50        (0.14)       (1.04)       (1.03)
                                                               --------     --------     --------     --------
  Total from investment operations .........................       1.02        (0.09)       (0.56)       (0.62)
                                                               --------     --------     --------     --------
Distributions to shareholders:
  Net investment income ....................................      (0.52)       (0.05)       (0.48)       (0.41)
  Net realized gain on investments .........................         --           --        (0.21)          --
                                                               --------     --------     --------     --------
  Total distributions ......................................      (0.52)       (0.05)       (0.69)       (0.41)
                                                               --------     --------     --------     --------
  Net asset value, end of period ...........................   $   9.98     $   9.34     $   9.48     $   9.48
                                                               ========     ========     ========     ========
  Total return(a) ..........................................       11.1%        (1.0)%       (5.5)%       (6.8)%
Ratios to average net assets and supplemental data:
  Net assets, end of period (in 000's) .....................   $  4,729     $      0     $  7,339     $     76
  Ratio of net investment income to average net assets .....       5.38%        4.85%        4.86%        6.05%(f)
  Expenses net of waivers/reimbursements(b) ................       1.17%        1.45%        0.92%        1.34%(f)
  Expenses before waivers/reimbursements(c) ................       2.47%        4.07%        1.75%        2.37%(f)
  Portfolio turnover rate ..................................        165%          70%         203%         203%
==================================================================================================================

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 1.00% for each period.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share represents the net asset value on November 8, 1994.
(e)   Prior to January 28, 1994, no shares of the Service Class were issued.
(f)   Annualized.

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Financial Highlights (Continued)
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                              SmallCap Equity Fund

                                                       For the
                                                     Six Months         Year        Period
                                                        Ended           Ended        Ended
                                                      March 31,       September    September
                                                        1999             30,          30,
                                                     (Unaudited)        1998         1997
                                                     ----------      ----------   ----------
                                                       Retail          Retail       Retail
                                                        Class           Class      Class(d)
                                                     ----------      ----------   ----------
Operating performance:
  Net asset value, beginning of period ............   $  11.18        $  14.48     $  10.00
                                                      --------        --------     --------
  Net investment income (loss) ....................      (0.05)          (0.09)        0.08
  Net realized and unrealized gain (loss)
    on investments ................................       2.70           (2.39)        4.40
                                                      --------        --------     --------
  Total from investment operations ................       2.65           (2.48)        4.48
                                                      --------        --------     --------
Distributions to shareholders:
  Net investment income ...........................         --              --           --
  In excess of net investment income ..............         --           (0.08)          --
  Net realized gain on investments ................         --           (0.60)          --
  In excess of net realized gain on investments ...         --           (0.14)          --
                                                      --------        --------     --------
  Total distributions .............................         --           (0.82)          --
                                                      --------        --------     --------
  Net asset value, end of period ..................   $  13.83        $  11.18     $  14.48
                                                      ========        ========     ========
  Total return (a) ................................       23.7%          (17.7)%       44.8%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) ............   $ 15,433        $ 11,694     $  8,546
  Ratio of net investment income to average
    net assets ....................................      (0.74)%(e)      (0.74)%       1.89%(e)
  Expenses net of waivers/reimbursements (b) ......       1.64%(e)        1.72%        1.89%(e)
  Expenses before waivers/reimbursements (c) ......       1.91%(e)        2.11%        2.45%(e)
  Portfolio turnover rate .........................         89%            200%         146%
===============================================================================================

                                                            Realty Fund             Mighty Mites(SM) Fund

                                                       For the                      For the
                                                     Six Months         Year      Six Months        Period
                                                        Ended          Ended         Ended           Ended
                                                       March 31,     September     March 31,      September
                                                        1999             30,         1999             30,
                                                     (Unaudited)        1998      (Unaudited)        1998
                                                     ----------      ----------   ----------      ----------
                                                       Retail          Retail       Retail          Retail
                                                        Class         Class(f)       Class         Class(g)
                                                     ----------      ----------   ----------      ----------
Operating performance:
  Net asset value, beginning of period ............   $   8.43        $  10.00     $   9.70        $  10.00
                                                      --------        --------     --------        --------
  Net investment income (loss) ....................       0.21            0.37         0.07            0.04
  Net realized and unrealized gain (loss)
    on investments ................................      (0.78)          (1.37)        1.29           (0.34)
                                                      --------        --------     --------        --------
  Total from investment operations ................      (0.57)          (1.00)        1.36           (0.30)
                                                      --------        --------     --------        --------
Distributions to shareholders:
  Net investment income ...........................      (0.12)          (0.33)       (0.09)             --
  In excess of net investment income ..............         --              --           --              --
  Net realized gain on investments ................         --              --           --              --
  In excess of net realized gain on investments ...         --           (0.24)          --              --
                                                      --------        --------     --------        --------
  Total distributions .............................      (0.12)          (0.57)       (0.09)             --
                                                      --------        --------     --------        --------
  Net asset value, end of period ..................   $   7.74        $   8.43     $  10.97        $   9.70
                                                      ========        ========     ========        ========
  Total return (a) ................................       (6.8)%         (10.5)%       14.0%           (3.0)%
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) ............   $  1,776        $  1,815     $  7,683        $  4,838
  Ratio of net investment income to average
    net assets ....................................       5.33%(e)        3.87%        1.49%(e)        1.60%(e)
  Expenses net of waivers/reimbursements (b) ......       1.69%(e)        1.70%        1.01%(e)        2.05%(e)
  Expenses before waivers/reimbursements (c) ......       4.06%(e)        3.95%        2.60%(e)        4.50%(e)
  Portfolio turnover rate .........................         25%            142%          32%             18%
===============================================================================================================

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended March 31, 1999 for SmallCap Equity, Realty and Mighty Mites Funds would be 1.50%, 1.50% and 1.00%, respectively, for the year ended September 30, 1998, 1.50%, 1.50% and 2.00%, respectively, and for the year ended September 30, 1997 for SmallCap Equity would be 1.50%.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d)   Period from April 15, 1997 (inception date of fund) to September 30, 1997.
(e)   Annualized.
(f)   Period from September 30, 1997 (inception date of fund) to September 30,
      1998.
(g)   Period from May 11, 1998 (inception date of fund) to September 30, 1998.

                 See accompanying notes to financial statements.

                           The Gabelli Westwood Funds

                                   Equity Fund
                                  Balanced Fund
                             Intermediate Bond Fund
                              SmallCap Equity Fund
                                   Realty Fund
                               Mighty Mites(SM) Fund
                                   (Unaudited)

                  Gabelli Westwood Funds -- Retail Class Shares
                  Average Annual Returns -- March 31, 1999 (a)

                                                   Life of     Inception
                        1 Year        5 Year        Fund          Date
                        ------------------------------------------------
Equity ..............     2.9%         21.4%        15.2%       01/02/87
Balanced ............     4.4          16.6         14.7        10/01/91
Intermediate Bond ...     3.9           6.7          6.8        10/01/91
SmallCap Equity .....    (6.7)           --         21.9        04/15/97
Realty ..............   (20.5)           --        (11.4)       09/30/97
Mighty Mites(SM) ....      --            --         10.6(c)     05/11/98

                 Gabelli Westwood Funds -- Service Class Shares
                 Average Annual Returns -- March 31, 1999 (a)(b)

                                                   Life of     Inception
                        1 Year        5 Year        Fund          Date
                        ------------------------------------------------
Equity ..............    (1.4)%        20.1%        18.2%       01/28/94
Balanced ............     0.0          15.4         14.5        04/06/93

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c) Represents cumulative total return for period of less than one year and is not annualized.

                           The Gabelli Westwood Funds

                              One Corporate Center
                                  Rye, NY 10580
                        General and Account Information:
                            1-800 GABELLI (422-3554)
                               Fax: 1-914-921-5118
                             http://www.gabelli.com
                             email: info@gabelli.com

                                Board of Trustees

SUSAN M. BYRNE                           JAMES P. CONN
President and Chief                      Former Chief Investment Officer
Investment Officer                       Financial Security Assurance
                                         Holdings Ltd.

KARL OTTO POHL                           WERNER J. ROEDER, MD
Former President                         Director of Surgery
Deutsche Bundesbank                      Lawrence Hospital

ANTHONY J. COLAVITA
Attorney-at-Law
Anthony J. Colavita, P.C.

                                    Officers

SUSAN M. BYRNE                           BRUCE N. ALPERT
President and Chief                      Vice President and
Investment Officer                       Treasurer

LYNDA J. CALKIN, CFA                     PATRICIA R. FRAZE
Vice President                           Vice President

JAMES E. McKEE
Secretary

                               Investment Adviser
                             Gabelli Advisers, Inc.

                             Investment Sub-Adviser
                         Westwood Management Corporation

                                   Distributor
                             Gabelli & Company, Inc.

                                    Custodian
                              The Bank of New York

                                  Legal Counsel
                                Battle Fowler LLP

                             Independent Accountants
                           PricewaterhouseCoopers LLP

--------------------------------------------------------------------------------
This report is for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------